                    UNITED
                    FUNDS, INC.
                       United Bond Fund
                       United Income Fund
                       United Accumulative Fund
                       United Science and Technology Fund

                    ANNUAL
                    REPORT
                    -------------------------------------------
                    For the fiscal year ended December 31, 1995

UNITED BOND FUND
MANAGER'S LETTER
DECEMBER 31, 1995
---------------------------------------------------------------------------


Dear Shareholder:

     This report relates to the operation of the United Bond Fund for the fiscal year ended December 31, 1995. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

     During 1995, slowing economic growth resulted in lower interest rates across the maturity spectrum. Despite a weakening economy, the Federal Reserve Bank only made minor reductions in interest rates. The relatively restrictive policy of the Federal Reserve Bank during 1995 fueled expectations of declining inflation which boosted returns on longer-term bonds. Strong corporate growth in 1995 resulted in strong relative performance by the corporate bond market.

     In response to prevailing economic conditions at the beginning of 1995, the average maturity of the Fund's portfolio was lengthened. Further, the Fund's exposure to callable and mortgaged-backed bonds that tend to underperform during periods of declining interest rates was lowered.

     The strategies and techniques we applied resulted in the Fund outperforming the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the bond market (the Lehman Brothers Government/Corporate Bond Index or LBGCBI) and the universe of funds with similar objectives (the Lipper Corporate Debt Funds A-Rated Universe Average).

     In 1996, we anticipate volatility in the fixed income markets will continue, albeit at somewhat reduced magnitude relative to the big swings of 1994 and 1995. Congressional action is expected to significantly alter the federal government's fiscal policy and the uncertainty created by the ongoing negotiations promises to add some volatility to the markets. We expect the fixed income markets to place greater emphasis on capital returns than on coupon and interest returns for corporate bond funds during the coming year. The uncertainty regarding the course of political, fiscal and monetary policies has caused us to reduce the duration of the Fund's holdings relative to the beginning of 1995.

     Thank you very much for your continued support and confidence.



Respectfully,
James C. Cusser
Manager, United Bond Fund

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                        UNITED BOND FUND CLASS A SHARES,
              THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX,
          AND THE LIPPER CORPORATE DEBT FUNDS A-RATED UNIVERSE AVERAGE

Average Annual Total Return*
1 year    5 years   10 years
13.57%     9.12%      8.88%

                                            Lehman         Lipper
                             United       Brothers      Corporate
                               Bond    Government/     Debt Funds
                               Fund      Corporate        A-Rated
                            Class A           Bond       Universe
                             Shares          Index        Average
                             ------    -----------     ----------
     12/31/85  Purchase       9,425         10,000         10,000
     12/31/86                10,860         11,559         11,236
     12/31/87                11,349         11,825         11,397
     12/31/88                12,370         12,723         12,228
     12/31/89                13,682         14,533         13,749
     12/31/90                14,262         15,738         14,673
     12/31/91                16,940         18,276         17,097
     12/31/92                18,212         19,660         18,332
     12/31/93                20,614         21,834         20,387
     12/31/94                19,428         21,068         19,443
     12/31/95                23,411         25,121         23,010

----- Lehman Bros Gov't/Corp Bond Index -- $25,121
+++++ United Bond Fund, Class A Shares** -- $23,411
===== Lipper Corporate Debt Fund A-Rated Universe Average -- $23,010

  Past performance is not predictive of future performance. Indexes are unmanaged.
 *Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
**The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.

                                    CLASS Y

                                  Aggregate
                                  Total Return for
                                  Life of the Class+
                                  ------------------
United Bond Fund
Class Y Shares                           7.20%++

Lehman Brothers
Government/Corporate
Bond Index                               6.66%+++

Lipper Corporate
Debt Funds
A-Rated Universe Average                 6.46%+++

  + Total return for the Class Y Shares may be greater than that of the Class A
   Shares because the Fund's Class Y Shares are not subject to a sales load or 12b-1 fees.
 ++ 6/19/95 (the date the Fund commenced Class Y operations) through 12/31/95. +++ Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the Lehman Brothers Government/Corporate Bond Index (including income) and of the Lipper Corporate Debt Funds A-Rated Universe Average are not available, investments in the index and universe average were effected as of June 30, 1995.

SHAREHOLDER SUMMARY
----------------------------------------------------------------------
UNITED BOND FUND

PORTFOLIO STRATEGY:
Corporate and government   OBJECTIVE:   Reasonable return with emphasis on
  bonds                                 the preservation of principal.
Maximum 10% Non-Debt
  Securities                STRATEGY:   Invests in bonds issued by companies in
                                        a variety of industries and in
                                        government securities.  (May purchase
                                        securities subject to repurchase
                                        agreements.  May invest in certain
                                        options and futures.)

                             FOUNDED:   1964

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Fiscal Year Ended December 31, 1995
-------------------------------------------

DIVIDENDS PAID                   $0.40
                                 =====

NET ASSET VALUE ON
12/31/95                         $6.34
12/31/94                          5.62
                                 -----
CHANGE PER SHARE                 $0.72
                                 =====



Past performance is not necessarily an indication of future results.



TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 12-31-95              13.57%         20.50%
 5-year period ended 12-31-95               9.12%         10.42%
10-year period ended 12-31-95               8.88%          9.52%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1995, United Bond Fund had net assets totaling $566,477,045 invested in a diversified portfolio of:

   97.80% Bonds
    2.20% Cash and Cash Equivalents




As a shareholder of United Bond Fund, for every $100 you had invested on December 31, 1995, your Fund owned:

Bonds:
 Corporate                 $64.87
 U.S. Government            27.14
 Other Government            5.79
Cash and Cash Equivalents    2.20


Not all holdings will be represented in the portfolio at all times.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES
Aerospace - 1.96%
 Loral Corporation,
   7.625%, 6-15-2004 .....................   $ 2,000 $  2,167,860
 McDonnell Douglas Corporation:
   8.625%, 4-1-97 ........................     3,000    3,106,500
   9.25%, 4-1-2002 .......................     5,000    5,822,000
   Total .................................             11,096,360

Airlines - 0.96%
 Federal Express Corporation,
   7.89%, 9-23-2008 ......................     5,000    5,444,900

Automotive - 2.18%
 General Motors Corporation,
   8.8%, 3-1-2021 ........................    10,000   12,325,300

Banks and Savings and Loans - 11.46%
 Bank of Boston Corporation,
   6.625%, 12-1-2005 .....................     5,000    5,086,950
 BayBanks, Inc.,
   5.812%, 9-30-97 .......................     5,000    4,991,200
 Bayerische Landesbank Girozentale, NY Branch,
   CD, Currency Protected Duetschemark Swap
   Rate Inverse Floating Rate,
   5.235%, 3-28-97 (A) ...................     5,000    4,987,500
 Chevy Chase Savings Bank, F.S.B.,
   9.25%, 12-1-2005 ......................     1,500    1,530,000
 Citicorp,
   7.75%, 6-15-2006 ......................     5,000    5,558,900
 First Union Corporation,
   6.55%, 10-15-2035 .....................     2,000    2,080,060
 Kansallis-Osake-Pankki,
   10.0%, 5-1-2002 .......................     6,000    7,178,640
 NBD Bank, National Association,
   8.25%, 11-1-2024 ......................     6,000    7,342,620
 NationsBank Corporation,
   8.57%, 11-15-2024 .....................     5,000    6,076,700
 Riggs National Corporation,
   8.5%, 2-1-2006  .......................     4,000    4,280,000
 Skandia Enskilda Banken, NY Branch Certificate
   of Deposit Dollarized Australian Dollar
   Reset,
   4.0%, 4-5-99 ..........................     5,000    4,656,250
 SouthTrust Bank of Alabama, N.A.,
   7.69%, 5-15-2025 ......................     5,000    5,506,100
 Wells Fargo & Company,
   8.75%, 5-1-2002 .......................     5,000    5,659,300
   Total .................................             64,934,220


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Beverages - 1.79%
 Coca-Cola Enterprises Inc.,
   0.0%, 6-20-2020 .......................   $50,000 $ 10,146,000

Building - 5.48%
 Boise Cascade Office Products Corporation,
   9.875%, 2-15-2001 .....................     2,500    2,757,675
 Canadian Pacific Forest Products Ltd.,
   9.25%, 6-15-2002  .....................     4,000    4,483,320
 Doman Industries Limited,
   8.75%, 3-15-2004 ......................     3,000    2,842,500
 Noranda Forest Inc.,
   7.5%, 7-15-2003 .......................     3,000    3,162,750
 Noranda Inc.,
   7.0%, 7-15-2005 .......................     5,000    5,177,400
 Owens-Corning Fiberglas Corporation,
   8.875%, 6-1-2002 ......................     5,000    5,601,200
 USG Corporation:
   9.25%, 9-15-2001 ......................     2,000    2,140,000
   8.5%, 8-1-2005 ........................       750      776,250
 Del Webb Corporation,
   10.875%, 3-31-2000 ....................     4,000    4,080,000
   Total .................................             31,021,095

Canadian Oil - 1.46%
 NOVA Corporation of Alberta,
   8.5%, 12-15-2012 ......................     7,000    8,266,370

Chemicals Major - 1.69%
 Dow Capital Corporation,
   9.0%, 5-15-2010 .......................     8,000    9,596,560

Chemicals Specialty and Miscellaneous Technology - 0.89%
 Geon Company (The),
   6.875%, 12-15-2005 ....................     5,000    5,017,700

Computers and Office Equipment - 0.26%
 Unisys Corporation,
   9.75%, 9-15-96 ........................     1,500    1,455,000

Domestic Oil - 2.57%
 Anadarko Petroleum Corporation,
   7.25%, 3-15-2025 ......................     5,000    5,742,750
 Seagull Energy Corporation,
   7.875%, 8-1-2003 ......................     3,500    3,482,500
 Union Texas Petroleum Holdings, Inc.,
   8.25%, 11-15-99 .......................     5,000    5,320,900
   Total .................................             14,546,150


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Electrical Equipment - 3.16%
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................   $15,000 $ 17,918,250

Financial - 11.79%
 Banc One Credit Card Master Trust,
   7.55%, 12-15-99 .......................     5,000    5,182,800
 Chrysler Financial Corporation,
   12.75%, 11-1-99 .......................     9,000   11,048,220
 Countrywide Mortgage Backed Securities,
   Inc., Series 1994-G A5,
   6.5%, 4-25-2024 .......................    10,000    9,871,000
 DLJ Mortgage Acceptance Corp.,
   1994-3 A13,
   6.5%, 4-25-2024 .......................     4,852    4,754,747
 Equicon Loan Trust,
   7.3%, 2-18-2013 .......................     4,571    4,653,443
 General Motors Acceptance Corporation,
   8.875%, 6-1-2010 ......................    10,000   12,173,100
 MBNA Corporation,
   6.206%, 5-5-99 ........................     5,000    4,996,000
 Residential Asset Securities Corporation,
   Mortgage Pass-Through Certificates,
   1995-KS3 Class D,
   8.0%, 10-25-2024 ......................     4,000    4,061,480
 Residential Funding Mortgage
   Securities I, Inc.,
   8.0%, 8-25-2020 .......................    10,000   10,053,100
   Total .................................             66,793,890

Food and Related - 0.89%
 Nabisco, Inc.,
   6.8%, 9-1-2001 ........................     5,000    5,053,300

Hospital Management - 0.93%
 Tenet Healthcare Corporation,
   8.625%, 12-1-2003 .....................     5,000    5,250,000

Household Products - 2.20%
 Procter & Gamble Company (The),
   8.0%, 9-1-2024 ........................    10,000   12,440,900


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Insurance - 1.12%
 Penn Central Corporation (The),
   10.625%, 4-15-2000 ....................   $ 4,000 $  4,274,240
 Reliance Group Holdings, Inc.,
   9.0%, 11-15-2000 ......................     2,000    2,057,500
   Total .................................              6,331,740

International Oil - 0.33%
 YPF Sociedad Anoima,
   8.0%, 2-15-2004........................     2,000    1,880,000

Leisure Time - 4.68%
 Jones Intercable, Inc.,
   9.625%, 3-15-2002 .....................     2,500    2,687,500
 Marriott International, Inc.,
   6.75%, 12-15-2003 .....................     5,000    5,099,850
 Tele-Communications, Inc.,
   6.58%, 2-15-2005  .....................     5,000    5,284,200
 Time Warner Incorporated,
   7.75%, 6-15-2005 ......................     5,000    5,205,150
 Turner Broadcasting System, Inc.,
   8.375%, 7-1-2013 ......................     4,000    4,152,240
 Viacom Inc.,
   6.75%, 1-15-2003 ......................     2,500    2,521,475
 Viacom International Inc.,
   9.125%, 8-15-99 .......................     1,500    1,567,500
   Total .................................             26,517,915

Machinery - 0.59%
 Joy Technologies Inc.,
   10.25%, 9-1-2003 ......................     3,000    3,360,000

Multi-Industry - 0.55%
 Mark IV Industries, Inc.,
   8.75%, 4-1-2003 .......................     3,000    3,120,000

Public Utilities - Pipelines - 2.88%
 Arkla, Inc.,
   8.875%, 7-15-99 .......................     5,000    5,363,050
 Coastal Corporation (The),
   10.375%, 10-1-2000 ....................     5,000    5,843,400
 NorAm Energy Corp.,
   7.5%, 8-1-2000 ........................     5,000    5,130,650
   Total .................................             16,337,100

Publishing and Advertising - 0.97%
 News America Holdings Incorporated,
   9.125%, 10-15-99 ......................     5,000    5,526,900


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

CORPORATE DEBT SECURITIES (Continued)
Steel - 0.96%
 USX Corporation,
   8.21%, 1-21-2000 ......................   $ 5,000 $  5,413,100

Telecommunications - 2.23%
 Bell Telephone Company of Pennsylvania (The),
   8.35%, 12-15-2030 .....................     5,000    6,280,700
 Motorola, Inc.,
   8.4%, 8-15-2031 .......................     5,000    6,355,300
   Total .................................             12,636,000

Trucking - 0.89%
 Ryder System, Inc.,
   6.95%, 12-1-2025 ......................     5,000    5,032,700

TOTAL CORPORATE DEBT SECURITIES - 64.87%             $367,461,450
 (Cost: $347,418,052)

OTHER GOVERNMENT SECURITIES
Australia - 0.64%
 New South Wales Treasury,
   7.0%, 2-1-2000 (B).....................   $A5,000    3,615,374

Canada - 4.07%
 Hydro Quebec:
   8.05%, 7-7-2024 .......................   $10,000   11,417,600
   7.4%, 3-28-2025 .......................     5,000    5,793,150
 Province of Nova Scotia,
   8.25%, 11-15-2019 .....................     5,000    5,817,850
   Total .................................             23,028,600

Supranational - 1.08%
 Inter-American Development Bank,
   8.4%, 9-1-2009 ........................     5,000    6,147,400

TOTAL OTHER GOVERNMENT SECURITIES - 5.79%            $ 32,791,374
 (Cost: $29,614,379)


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED BOND FUND
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

UNITED STATES GOVERNMENT SECURITIES
 Federal Home Loan Mortgage Corporation:
   6.83%, 7-3-2002 .......................   $ 4,500 $  4,613,220
   7.5%, 11-15-2017 ......................     8,000    8,284,960
   7.5%, 4-15-2019 .......................    11,823   11,911,765
   7.95%, 12-15-2020 .....................     9,000    9,382,500
   8.0%, 4-1-2025 ........................     8,868    9,189,089
 Federal National Mortgage Association:
   7.09%, 4-1-2004 .......................     4,500    4,552,020
   7.0%, 7-25-2006 .......................    10,000   10,287,500
   7.5%, 12-25-2006 ......................     5,000    5,276,550
   7.5%, 9-1-2009 ........................     4,937    5,077,789
   6.5%, 5-25-2018 .......................    10,000    9,984,300
   7.0%, 8-25-2021 .......................    10,000   10,234,300
 United States Treasury:
   5.625%, 1-31-98 .......................    10,000   10,082,800
   7.875%, 11-15-99 ......................    15,000   16,307,850
   7.875%, 8-15-2001 .....................    15,000   16,753,050
   7.5%, 2-15-2005 .......................     5,000    5,667,200
   5.875%, 11-15-2005 ....................     5,000    5,112,500
   0.0%, 5-15-2020 .......................    50,000   11,055,000

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 27.14%                                 $153,772,393
 (Cost: $147,580,162)

TOTAL SHORT-TERM SECURITIES - 1.29%                  $  7,315,579
 (Cost: $7,315,579)

TOTAL INVESTMENT SECURITIES - 99.09%                 $561,340,796
 (Cost: $531,928,172)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.91%       5,136,249

NET ASSETS - 100.00%                                 $566,477,045


               See Notes to Schedules of Investments on page 39.

UNITED INCOME FUND
MANAGER'S LETTER
---------------------------------------------------------------------------
DECEMBER 31, 1995




Dear Shareholder:

     This report relates to the operation of the United Income Fund for the fiscal year ended December 31, 1995. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

     Early in 1995, the Federal Reserve Bank further raised interest rates. These higher interest rates eventually resulted in slowing economic growth. However, strong corporate profits growth during 1995, combined with lower interest rates in the second half, resulted in positive performance for the stock market for the year.

     In the early months of 1995, the Fund was heavily invested in cyclical issues, such as retail, home improvement and housing stocks. As the year progressed, we began to place more emphasis on the stocks of companies in the technology industry, which showed greater promise for growth in the slowing economy.

     The strategies and techniques we applied resulted in the direction of the Fund's performance remaining fairly consistent with that of the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the stock market (the S&P 500 Index) and the universe of funds with similar investment objectives (the Lipper Equity Income Fund Universe Average). The Fund's performance was positively impacted by its investments in the technology sector during the first three quarters of 1995. The technology sell-off during the fourth quarter of 1995 diminished somewhat the Fund's overall performance for the year relative to the S&P 500 Index.

     In 1996, we anticipate that the economy will continue its slow rate of growth. We further expect the Federal Reserve Bank to lower interest rates in an effort to spur the economy and avoid a recession. As a result, we intend to maintain a fully-invested position to take advantage of the anticipated lowering of interest rates. We will continue to emphasize technology and cyclical stocks and aggressively search for strong investment opportunities for the Fund in companies with excellent prospects for superior earnings and revenue growth.

     Thank you very much for your continued support and confidence.




Respectfully,
Russell E. Thompson
Manager, United Income Fund

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                       UNITED INCOME FUND CLASS A SHARES,
                               THE S&P 500 INDEX,
               AND THE LIPPER EQUITY INCOME FUND UNIVERSE AVERAGE

Average Annual Total Return*
1 year    5 years   10 years
22.15%     15.10%    14.34%

                                                           Lipper
                             United                        Equity
                             Income                        Income
                               Fund            S&P           Fund
                            Class A            500       Universe
                             Shares          Index        Average
                          ---------      ---------      ---------
     12/31/85  Purchase       9,425         10,000         10,000
     12/31/86                11,509         11,867         11,428
     12/31/87                12,334         12,490         11,194
     12/31/88                14,779         14,564         12,737
     12/31/89                18,842         19,180         15,350
     12/31/90                17,816         18,584         14,388
     12/31/91                23,095         24,246         18,177
     12/31/92                25,857         26,095         19,882
     12/31/93                30,008         28,723         22,620
     12/31/94                29,465         29,103         22,048
     12/31/95                38,190         40,039         28,616

----- United Income Fund, Class A Shares** -- $38,190
+++++ S&P 500 Index  -- $40,039
===== Lipper Equity Income Fund Universe Average -- $28,616

  Past performance is not predictive of future performance. Indexes are unmanaged.
 *Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
**The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.

                                    CLASS Y

                                  Aggregate
                                  Total Return for
                                  Life of the Class+
                                  ------------------
United Income Fund
Class Y Shares                            8.45%++

S&P 500 Index                            14.45%+++

Lipper Equity
Income Fund
Universe Average                         13.36%+++


  + Total return for the Class Y Shares may be greater than that of the Class A Shares because the Fund's Class Y Shares are not subject to a sales load or 12b-1 fees.
 ++ 6/19/95 (the date the Fund commenced Class Y operations) through 12/31/95. +++ Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the S&P 500 Index (including income) and of the Lipper Equity Income Fund Universe Average are not available, investments in the index and universe average were effected as of June 30, 1995.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
UNITED INCOME FUND

PORTFOLIO STRATEGY:
Investment quality         OBJECTIVE:   Maintenance of current income,
 dividend-paying                        subject to changing market
  common stocks                         conditions.

Cash Reserves               STRATEGY:   Invests principally in common stocks of
                                        companies which have the potential for
                                        capital growth or which may be expected
                                        to resist market decline. (May purchase securities subject to repurchase agreements. May invest in certain options and futures.)

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Income Fund from time to time.

                                        Moving into cash reserve positions at
                                        times thought to be near a major stock
                                        market peak allows the Fund the
                                        opportunity to capture profits and
                                        attempts to cushion the impact of market declines. The added flexibility provided by our CASH RESERVES STRATEGY has from time to time been an important element in our past success and, when deemed appropriate, may be used in the management of the portfolio in the future.

                             FOUNDED:   1940

        SCHEDULED DIVIDEND FREQUENCY:   QUARTERLY
                                        (MARCH, JUNE, SEPTEMBER, DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Fiscal Year Ended December 31, 1995
-------------------------------------------

DIVIDENDS PAID                   $0.35
                                 =====

CAPITAL GAINS DISTRIBUTION       $0.92
                                 =====

NET ASSET VALUE ON
  12/31/95  $28.96 adjusted to: $29.88(A)
  12/31/94                       23.34
                                ------
CHANGE PER SHARE                 $6.54
                                ======

(A) This number includes the capital gains distribution of $0.92 paid in December 1995 added to the actual net asset value on December 31, 1995.

Past performance is not necessarily an indication of future results.

TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 12-31-95              22.15%         29.60%
 5-year period ended 12-31-95              15.10%         16.47%
10-year period ended 12-31-95              14.34%         15.02%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1995, United Income Fund had net assets totaling $4,083,420,467 invested in a diversified portfolio of:

   92.73% Common Stocks
    3.56% Cash and Cash Equivalents
    3.15% U.S. Government Securities
    0.56% Corporate Debt Securities




As a shareholder of United Income Fund, for every $100 you had invested on December 31, 1995, your Fund owned:

Basic Industries Stocks    $40.28
Technological Stocks        27.68
Consumer Stocks             19.91
Financial Stocks             4.86
Cash and Cash Equivalents    3.56
U.S. Government Securities   3.15
Corporate Debt Securities    0.56


Not all holdings will be represented in the portfolio at all times.

---------------------------------------------------------------------------
These STOCK CATEGORIES are provided as a reference only. Not all categories or subcategories will be represented in a portfolio at all times. Refer to the following pages for a more detailed portfolio listing.

BASIC INDUSTRIES
  Airlines
  Automotive
  Building
  Chemicals Major
  Electrical Equipment
  Engineering and Construction
  Machinery
  Manufacturers
  Metals and Mining
  Multi-Industry
  Paper
  Precious Metals
  Railroad Equipment
  Railroads
  Shipping
  Steel
  Tire and Rubber
  Trucking

CONSUMER
  Beverages
  Consumer Electronics and Appliances
  Food and Related
  Hospital Management
  Household Products
  Leisure Time
  Packaging and Containers
  Publishing and Advertising
  Retailing
  Services, Consumer and Business
  Textiles and Apparel
  Tobacco

ENERGY AND ENERGY-RELATED
  Canadian Oil
  Coal
  Domestic Oil
  International Oil
  Oil Services
  Propane

FINANCIAL
  Banks and Savings and Loans
  Financial
  Insurance

PUBLIC UTILITIES
  Electric
  Gas
  Pipelines

TECHNOLOGICAL
  Aerospace
  Biotechnology and Medical Services
  Chemicals Specialty and Miscellaneous Technology
  Computers and Office Equipment
  Drugs and Hospital Supply
  Electronics
  Telecommunications

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1995

                                              Shares          Value

COMMON STOCKS
Aerospace - 1.22%
 Boeing Company (The)  ...................   635,000 $   49,768,125

Airlines - 3.08%
 AMR Corporation*  .......................   400,000     29,700,000
 Southwest Airlines Co.  ................. 2,475,000     57,543,750
 USAir Group, Inc.*  ..................... 2,900,000     38,425,000
   Total .................................              125,668,750

Automotive - 6.16%
 Chrysler Corporation  ................... 1,100,000     60,912,500
 Dana Corporation  .......................   760,000     22,230,000
 Eaton Corporation  ......................   500,000     26,812,500
 Ford Motor Company  ..................... 1,900,000     55,100,000
 General Motors Corporation  ............. 1,000,000     52,875,000
 Magna International Inc., Class A  ......   376,500     16,283,625
 AB Volvo, ADR Series B (C)  .............   850,000     17,405,707
   Total .................................              251,619,332

Banks and Savings and Loans - 2.52%
 Citicorp  ...............................   750,000     50,437,500
 First Bank Systems, Inc.  ...............   500,000     24,812,500
 Grupo Financiero Bancomer, S.A. de C.V.,
   Series B, CPO Shares (C)* ............. 2,000,000        557,356
 Skandia Enskilda Banken, Class A (C)  ... 3,300,000     27,328,164
   Total .................................              103,135,520

Beverages - 1.37%
 PepsiCo, Inc.  .......................... 1,000,000     55,875,000

Biotechnology and Medical Services - 1.09%
 Medtronic, Inc.  ........................   800,000     44,700,000

Building - 3.25%
 Armstrong World Industries, Inc.  .......   900,000     55,800,000
 Georgia-Pacific Corporation  ............   425,000     29,165,625
 Temple-Inland Inc.  .....................   350,000     15,443,750
 Weyerhaeuser Company  ...................   750,000     32,437,500
   Total .................................              132,846,875

Chemicals Major - 7.21%
 Air Products and Chemicals, Inc.  ....... 1,150,000     60,662,500
 Dow Chemical Company (The)  .............   575,000     40,465,625
 du Pont (E.I.) de Nemours and Company  .. 1,000,000     69,875,000
 PPG Industries, Inc.  ................... 1,250,000     57,187,500
 Praxair, Inc.  .......................... 1,000,000     33,625,000
 Union Carbide Corporation  ..............   875,000     32,812,500
   Total .................................              294,628,125


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1995

                                              Shares          Value

COMMON STOCKS (Continued)
Chemicals Specialty and Miscellaneous
 Technology - 2.19%
 Polaroid Corporation  ...................   700,000 $   33,162,500
 WMX Technologies, Inc.  .................   600,000     17,925,000
 Xerox Corporation  ......................   280,000     38,360,000
   Total .................................               89,447,500

Computers and Office Equipment - 3.68%
 Computer Associates International, Inc.     375,000     21,328,125
 General Motors Corporation, Class E  .... 1,081,000     56,212,000
 Microsoft Corporation*  .................   300,000     26,343,600
 Oracle Systems Corporation*  ............ 1,100,000     46,612,500
   Total .................................              150,496,225

Consumer Electronics and Appliances - 1.00%
 Whirlpool Corporation  ..................   765,000     40,736,250

Drugs and Hospital Supply - 2.72%
 Abbott Laboratories  ....................   500,000     20,875,000
 Astra AB, Class A (C) ...................   600,000     23,940,375
 Baxter International Inc.  ..............   500,000     20,937,500
 Merck & Co., Inc.  ......................   400,000     26,300,000
 Pfizer Inc.  ............................   300,000     18,900,000
   Total .................................              110,952,875

Electrical Equipment - 2.92%
 Emerson Electric Co.  ...................   400,000     32,700,000
 General Electric Company  ............... 1,200,000     86,400,000
   Total .................................              119,100,000

Electronics - 9.05%
 AMP Incorporated  ....................... 1,100,000     42,212,500
 Analog Devices, Inc.*  ..................   820,000     29,007,500
 Applied Materials, Inc.*  ............... 1,730,000     68,009,760
 cisco Systems, Inc.*  ................... 1,000,000     74,687,000
 Intel Corporation  ...................... 1,530,000     86,922,360
 Micron Technology, Inc.  ................   800,000     31,700,000
 Teradyne, Inc.*  ........................   750,000     18,750,000
 Texas Instruments Incorporated  .........   350,000     18,112,500
   Total .................................              369,401,620

Engineering and Construction - 1.77%
 BBC Brown Boveri Ltd, Series A (C)  .....    25,000     28,986,135
 Fluor Corporation  ......................   400,000     26,400,000
 Foster Wheeler Corporation  .............   400,000     17,000,000
   Total .................................               72,386,135


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1995

                                              Shares          Value

COMMON STOCKS (Continued)
Financial - 2.34%
 Federal Home Loan Mortgage Corporation  .   500,000 $   41,750,000
 Federal National Mortgage Association .. 295,200 36,641,700 Grupo Financiero Banamex Accival,
   S.A. de C.V., Class B, CPO Shares (C) . 9,800,000     16,386,261
 Grupo Financiero Banamex Accival,
   S.A. de C.V., Class L (C) .............   442,500        648,121
   Total .................................               95,426,082

Food and Related - 0.84%
 CPC International Inc.  .................   500,000     34,312,500

Hospital Management - 2.02%
 Columbia/HCA Healthcare Corporation  ....   375,000     19,031,250
 Tenet Healthcare Corporation*   ......... 1,000,000     20,750,000
 United HealthCare Corporation  ..........   650,000     42,575,000
   Total .................................               82,356,250

Household Products - 3.53%
 Colgate-Palmolive Company  ..............   600,000     42,150,000
 Gillette Company (The)  ................. 1,000,000     52,125,000
 Procter & Gamble Company (The)  .........   600,000     49,800,000
   Total..................................              144,075,000

Leisure Time - 2.56%
 Walt Disney Company (The)  ..............   700,000     41,300,000
 McDonald's Corporation  ................. 1,400,000     63,175,000
   Total .................................              104,475,000

Machinery - 6.76%
 Case Corporation  .......................   810,000     37,057,500
 Caterpillar Inc.  ....................... 1,600,000     94,000,000
 Deere & Company  ........................ 2,055,000     72,438,750
 Ingersoll-Rand Company  .................   400,000     14,050,000
 Mannesmann AG (C)  ......................    65,000     20,701,185
 Parker Hannifin Corporation  ............   600,000     20,550,000
 TRINOVA Corporation  ....................   600,000     17,175,000
   Total .................................              275,972,435

Multi-Industry - 2.30%
 ITT Corporation*  .......................   750,204     39,760,812
 ITT Hartford Group, Inc.*  ..............   750,204     36,291,118
 ITT Industries, Inc.  ...................   750,204     18,004,896
   Total .................................               94,056,826

Packaging and Containers - 0.10%
 Pilkington PLC (C)  ..................... 1,364,516      4,281,945


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1995

                                              Shares          Value

COMMON STOCKS (Continued)
Paper - 2.10%
 Bowater Incorporated  ...................   460,000 $   16,330,000
 International Paper Company  ............ 1,200,000     45,450,000
 Union Camp Corporation  .................   500,000     23,812,500
   Total .................................               85,592,500

Railroads - 3.20%
 CSX Corporation  ........................   700,000     31,937,500
 Conrail Inc.  ...........................   600,000     42,000,000
 Norfolk Southern Corporation  ...........   300,000     23,812,500
 Union Pacific Corporation  ..............   500,000     33,000,000
   Total .................................              130,750,000

Retailing - 7.99%
 Cifra, S.A. de C.V., Series C (C)*  ..... 8,000,000      8,088,140
 Circuit City Stores, Inc.  .............. 1,600,000     44,200,000
 Dayton Hudson Corporation  ..............   316,600     23,745,000
 Gap, Inc. (The)  ........................   700,000     29,400,000
 General Nutrition Companies, Inc.*  .....   800,000     18,600,000
 Home Depot, Inc. (The)  .................   765,000     36,624,375
 May Department Stores Company (The)  .... 1,000,000     42,250,000
 Next plc (C)  ........................... 4,200,000     29,752,621
 Nordstrom, Inc.  ........................   375,000     15,140,625
 Penney (J.C.) Company, Inc.  ............   676,000     32,194,500
 Tommy Hilfiger Corporation*  ............   560,000     23,730,000
 Wal-Mart Stores, Inc.  .................. 1,000,000     22,375,000
   Total .................................              326,100,261

Services, Consumer and Business - 0.50%
 Block (H & R), Inc.  ....................   500,000     20,250,000


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1995

                                              Shares          Value

COMMON STOCKS (Continued)
Steel - 0.42%
 Nucor Corporation  ......................   300,000 $   17,137,500

Telecommunications - 7.73%
 AT&T Corporation  .......................   500,000     32,375,000
 BellSouth Corporation  ..................    93,000      4,045,500
 General Instrument Corporation*  ........   750,000     17,531,250
 General Motors Corporation, Class H  ....   176,100      8,650,912
 MCI Communications Corporation  ......... 1,875,000     49,100,625
 Motorola, Inc.  ......................... 1,700,000     96,900,000
 Nokia Corporation, Series A (C)  ........   760,000     29,875,175
 Telefonaktiebolaget LM Ericsson,
   Class B, ADR........................... 2,000,000     39,000,000
 Telefonos de Mexico S.A. de C.V., ADR  .. 1,200,000     38,250,000
   Total .................................              315,728,462

Tire and Rubber - 1.11%
 Goodyear Tire & Rubber Company (The)  ... 1,000,000     45,375,000

TOTAL COMMON STOCKS - 92.73%                         $3,786,652,093
 (Cost: $2,225,514,055)

                                           Principal
                                           Amount in
                                           Thousands

CORPORATE DEBT SECURITIES
Banks and Savings and Loans - 0.27%
 Morgan Guaranty Trust Company of New York,
   7.375%, 2-1-2002 ......................   $10,250     10,960,428

Electrical Equipment - 0.29%
 General Electric Capital Corporation,
   8.3%, 9-20-2009 .......................    10,000     11,945,500

TOTAL CORPORATE DEBT SECURITIES - 0.56%              $   22,905,928
 (Cost: $19,907,722)


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED INCOME FUND
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands          Value

UNITED STATES GOVERNMENT SECURITIES
 United States Treasury:
   6.75%, 4-30-2000 ......................   $37,000 $   38,936,580
   5.75%, 8-15-2003 ......................    50,000     50,601,500
   10.375%, 11-15-2012 ...................     8,500     11,751,250
   9.0%, 11-15-2018 ......................    20,000     27,240,600

TOTAL UNITED STATES GOVERNMENT
 SECURITIES - 3.15%                                  $  128,529,930
 (Cost: $114,725,972)

TOTAL SHORT-TERM SECURITIES - 3.57%                  $  145,927,500
 (Cost: $145,927,500)

TOTAL INVESTMENT SECURITIES - 100.01%                $4,084,015,451
 (Cost: $2,506,075,249)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.01%)        (594,984)

NET ASSETS - 100.00%                                 $4,083,420,467


               See Notes to Schedules of Investments on page 39.

UNITED ACCUMULATIVE FUND
MANAGER'S LETTER
DECEMBER 31, 1995
---------------------------------------------------------------------------

Dear Shareholder:

     This report relates to the operation of the United Accumulative Fund for the fiscal year ended December 31, 1995. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

     The Fund's performance in 1995 was significantly affected by a long list of positive developments including, importantly, declining interest rates, rising corporate profits, a low rate of inflation and balanced budget legislation sponsored by the newly-Republican Congress.

     During the past fiscal year, the Fund moved to a fully invested position and emphasized cyclical companies. In the first half of 1995, companies in the financial and technology sectors were emphasized. During the second half of the year, emphasis on technology issues was reduced in favor of companies with less sensitivity to the economy.

     The strategies and techniques we applied resulted in the direction of the Fund's performance remaining fairly consistent with that of the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the stock market (the S&P 500 Index) and the universe of funds with similar investment objectives (the Lipper Growth Fund Universe Average). Although the Fund's performance was positive in 1995 and superior to that of the Lipper index, it was slightly below the S&P 500. The Fund's performance was impacted favorably by our investment approach of remaining fully invested throughout much of the year.

     Our outlook for equities in 1996, while positive, anticipates somewhat more moderate rates of gain. We expect a slower rate of domestic economic growth, moderate inflation, slightly lower interest rates and stable corporate profits. If developments unfold as we anticipate, the Portfolio should perform well as structured.

     Thank you very much for your continued support and confidence.

Respectfully,
Antonio Intagliata
Manager, United Accumulative Fund

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                    UNITED ACCUMULATIVE FUND CLASS A SHARES,
                               THE S&P 500 INDEX,
                  AND THE LIPPER GROWTH FUND UNIVERSE AVERAGE

Average Annual Total Return*
1 year    5 years   10 years
26.49%     14.28%    12.43%

                             United                        Lipper
                       Accumulative                        Growth
                               Fund            S&P           Fund
                            Class A            500       Universe
                             Shares          Index        Average
                       ------------          -----       --------
     12/31/85  Purchase       9,425         10,000         10,000
     12/31/86                11,126         11,867         11,298
     12/31/87                11,630         12,490         11,431
     12/31/88                13,614         14,564         13,022
     12/31/89                17,366         19,180         16,297
     12/31/90                15,600         18,584         15,405
     12/31/91                19,294         24,246         20,908
     12/31/92                22,034         26,095         22,533
     12/31/93                24,030         28,723         24,963
     12/31/94                24,041         29,103         24,409
     12/31/95                32,266         40,039         31,846


----- S&P 500 Index -- $40,039
+++++ Lipper Growth Fund Universe Average  -- $31,846
===== United Accumulative Fund, Class A Shares** -- $32,266

  Past performance is not predictive of future performance. Indexes are unmanaged.
 *Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
**The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.

                                    CLASS Y

                                  Aggregate
                                  Total Return for
                                  Life of the Class+
                                  ------------------
United Accumulative Fund
Class Y Shares                           11.92%++

S&P 500 Index                            10.77%+++

Lipper Growth Fund
Universe Average                          6.11%+++

  + Total return for the Class Y Shares may be greater than that of the Class A
   Shares because the Fund's Class Y Shares are not subject to a sales load or 12b-1 fees.

 ++ 7/11/95 (the date the Fund commenced Class Y operations) through 12/31/95. +++ Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the S&P 500 Index (including income) and of the Lipper Growth Fund Universe Average are not available, investments in the index and universe average were effected as of July 31, 1995.

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
UNITED ACCUMULATIVE FUND

PORTFOLIO STRATEGY:
Appreciation-oriented      OBJECTIVE:   Capital growth, with a secondary
  common stocks                         objective of current income.

Cash Reserves
                            STRATEGY:   Invests mainly in common stocks or
                                        securities convertible into common
                                        stocks.  (May purchase securities
                                        subject to repurchase agreements.  May
                                        invest in certain options and futures.)

                                        The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the Accumulative Fund from time to time.

                                        Moving into cash reserve positions at
                                        times thought to be near a major stock
                                        market peak allows the Fund the
                                        opportunity to capture profits and
                                        attempts to cushion the impact of market declines. The added flexibility provided by our CASH RESERVES STRATEGY has from time to time been an important element in our past success and, when deemed appropriate, may be used in the management of the portfolio in the future.

                             FOUNDED:   1940

        SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                        (JUNE AND DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Fiscal Year Ended December 31, 1995
-------------------------------------------

  DIVIDENDS PAID                 $0.11
                                 =====

  CAPITAL GAINS DISTRIBUTION     $0.92
                                 =====

  NET ASSET VALUE ON
   12/31/95    $7.78 adjusted to:$8.70(A)
   12/31/94                       6.58
                                 -----
  CHANGE PER SHARE               $2.12
                                 =====

(A) This number includes the capital gains distribution of $0.92 paid in December 1995 added to the actual net asset value on December 31, 1995.

Past performance is not necessarily an indication of future results.

TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 12-31-95              26.49%         34.21%
 5-year period ended 12-31-95              14.28%         15.64%
10-year period ended 12-31-95              12.43%         13.10%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1995, United Accumulative Fund had net assets totaling $1,206,782,764 invested in a diversified portfolio of:

   95.73% Common Stocks
    4.27% Cash and Cash Equivalents


As a shareholder of United Accumulative Fund, for every $100 you had invested on December 31, 1995, your Fund owned:

Technological Stocks              $32.22
Financial Stocks                   28.45
Basic Industries Stocks            18.51
Consumer Stocks                    14.37
Cash and Cash Equivalents           4.27
Public Utilities Stocks             1.54
Energy and Energy-Related Stocks    0.64

Not all holdings will be represented in the portfolio at all times.

---------------------------------------------------------------------------
These STOCK CATEGORIES are provided as a reference only. Not all categories or subcategories will be represented in a portfolio at all times. Refer to the following pages for a more detailed portfolio listing.

BASIC INDUSTRIES
  Airlines
  Automotive
  Building
  Chemicals Major
  Electrical Equipment
  Engineering and Construction
  Machinery
  Manufacturers
  Metals and Mining
  Multi-Industry
  Paper
  Precious Metals
  Railroad Equipment
  Railroads
  Shipping
  Steel
  Tire and Rubber
  Trucking

CONSUMER
  Beverages
  Consumer Electronics and Appliances
  Food and Related
  Hospital Management
  Household Products
  Leisure Time
  Packaging and Containers
  Publishing and Advertising
  Retailing
  Services, Consumer and Business
  Textiles and Apparel
  Tobacco

ENERGY AND ENERGY-RELATED
  Canadian Oil
  Coal
  Domestic Oil
  International Oil
  Oil Services
  Propane

FINANCIAL
  Banks and Savings and Loans
  Financial
  Insurance

PUBLIC UTILITIES
  Electric
  Gas
  Pipelines

TECHNOLOGICAL
  Aerospace
  Biotechnology and Medical Services
  Chemicals Specialty and Miscellaneous Technology
  Computers and Office Equipment
  Drugs and Hospital Supply
  Electronics
  Telecommunications

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS
Airlines - 0.55%
 USAir Group, Inc.*  .....................   500,000 $    6,625,000

Automotive - 1.74%
 Federal-Mogul Corporation  ..............   333,700      6,548,862
 Ford Motor Company  .....................   500,000     14,500,000
   Total .................................               21,048,862

Banks and Savings and Loans - 14.01%
 Ahmanson (H. F.) & Company  .............   500,000     13,250,000
 Barnett Banks, Inc.  ....................   300,000     17,700,000
 Boatmen's Bancshares, Inc.  .............   247,100     10,115,533
 City National Corporation  ..............   350,000      4,900,000
 Crestar Financial Corporation  ..........   350,000     20,693,750
 First Security Corporation*  ............   145,000      5,546,250
 Fourth Financial Corporation  ...........   140,000      5,705,000
 Great Western Financial Corporation  ....   500,000     12,750,000
 Mercantile Bancorporation Inc.  .........   300,000     13,800,000
 Morgan (J.P.) & Co. Incorporated  .......   250,000     20,062,500
 Northern Trust Corporation  .............   300,000     16,706,100
 Roosevelt Financial Group, Inc.  ........   700,000     13,475,000
 Washington Mutual, Inc.  ................   500,000     14,375,000
   Total .................................              169,079,133

Biotechnology and Medical Services - 0.88%
 MediSense, Inc.*  .......................    85,300      2,713,564
 Owen Healthcare, Inc.*  .................   211,000      5,697,000
 Pyxis Corporation*  .....................   150,000      2,203,050
   Total .................................               10,613,614

Building - 1.08%
 American Health Prop. (#)  ..............   221,200      4,755,800
 National Health Investors, Inc.  ........   250,000      8,281,250
   Total .................................               13,037,050

Chemicals Major - 3.45%
 du Pont (E.I.) de Nemours and
   Company  ..............................   400,000     27,950,000
 PPG Industries, Inc.  ...................   300,000     13,725,000
   Total .................................               41,675,000

Chemicals Specialty and Miscellaneous Technology - 1.75%
 Ecolab Inc.  ............................   300,000      9,000,000
 Geon Company (The)  .....................   500,000     12,187,500
   Total .................................               21,187,500


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Computers and Office Equipment - 11.35%
 Cerner Corporation*  ....................   700,000 $   14,350,000
 DST Systems, Inc.*  .....................   300,000      8,550,000
 General Motors Corporation, Class E  ....   500,000     26,000,000
 HBO & Company  ..........................   200,000     15,300,000
 HPR Inc.*  ..............................    86,900      2,607,000
 Informix Corporation*  .................. 1,000,000     30,062,000
 Intuit Inc.*  ...........................   210,000     16,406,250
 Parametric Technology Corporation*  .....   200,000     13,275,000
 PSINET Inc.*  ...........................   250,000      5,734,250
 Summit Medical Systems, Inc.*  ..........   220,900      4,694,125
   Total .................................              136,978,625

Drugs and Hospital Supply - 12.84%
 ALZA Corporation*  ......................   344,900      8,536,275
 Abbott Laboratories  ....................   700,000     29,225,000
 Baxter International Inc. ...............   400,000     16,750,000
 Johnson & Johnson  ......................   200,000     17,125,000
 Lilly (Eli) and Company  ................   400,000     22,500,000
 Pfizer Inc.  ............................   250,000     15,750,000
 SmithKline Beecham plc, ADR  ............   400,000     22,200,000
 United States Surgical Corporation  .....   500,000     10,687,500
 Warner-Lambert Company  .................   125,000     12,140,625
   Total .................................              154,914,400

Electrical Equipment - 2.89%
 Emerson Electric Co.  ...................   250,000     20,437,500
 General Electric Company  ...............   200,000     14,400,000
   Total .................................               34,837,500

Electronics - 0.42%
 Digital Link Corporation*  ..............   356,700      5,105,090

Financial - 2.62%
 Donaldson, Lufkin & Jenrette, Inc.  .....   200,000      6,250,000
 Lehman Brothers Holdings Inc.  ..........   100,000      2,125,000
 Paine Webber Group Inc.  ................   100,000      2,000,000
 Regional Acceptance Corporation*  .......   250,000      2,375,000
 Travelers Group, Inc.  ..................   300,000     18,862,500
   Total .................................               31,612,500

Food and Related - 2.84%
 Archer-Daniels-Midland Company  .........   578,200     10,407,600
 Pioneer Hi-Bred International, Inc.  ....   150,300      8,360,438
 Ralcorp Holdings*  ......................   638,200     15,476,350
   Total .................................               34,244,388


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Hospital Management - 3.73%
 Assisted Living Concepts, Inc.* (D)  ....   250,000 $    3,281,250
 Beverly Enterprises, Inc.*  ............. 1,250,000     13,281,250
 Health Systems International, Inc.,
   Class A* ..............................   100,000      3,212,500
 LTC Properties, Inc.  ...................   250,000      3,750,000
 Sierra Health Services, Inc.*  ..........   350,000     11,112,500
 Tenet Healthcare Corporation*  ..........   500,000     10,375,000
   Total .................................               45,012,500

Insurance - 11.82%
 Allstate Corporation (The)  .............   450,000     18,506,250
 American International Group, Inc.  .....   350,000     32,375,000
 Berkley (W. R.) Corporation   ...........   300,000     16,050,000
 General Re Corporation  .................   100,000     15,500,000
 Jefferson-Pilot Corporation  ............   150,000      6,975,000
 Lincoln National Corporation  ...........   400,000     21,500,000
 Providian Corporation  ..................   150,000      6,112,500
 Prudential Reinsurance Holdings, Inc.  ..   570,000     13,323,750
 TIG Holdings, Inc.  .....................   220,000      6,270,000
 USLIFE Corporation  .....................   200,000      5,975,000
   Total .................................              142,587,500

International Oil - 0.64%
 ENI S.p.A., ADR*  .......................   225,000      7,706,250

Leisure Time - 5.05%
 Boston Chicken, Inc.*  ..................   500,000     16,031,000
 Comcast Corporation, Class A  ...........   900,000     16,368,300
 Tele-Communications, Inc., Class A*  ....   900,000     17,943,300
 Wendy's International, Inc.  ............   500,000     10,625,000
   Total .................................               60,967,600

Machinery - 3.10%
 Cooper Industries, Inc.  ................   350,000     12,862,500
 Ingersoll-Rand Company  .................   250,000      8,781,250
 Parker Hannifin Corporation  ............   250,000      8,562,500
 TRINOVA Corporation  ....................   250,000      7,156,250
   Total .................................               37,362,500

Metals and Mining - 0.99%
 Aluminum Company of America  ............   225,000     11,896,875

Multi-Industry - 1.67%
 Berkshire Hathaway Inc.*  ...............       135      4,333,500
 ITT Corporation*  .......................   126,000      6,678,000
 ITT Hartford Group, Inc.*  ..............   126,000      6,095,250
 ITT Industries, Inc.  ...................   126,000      3,024,000
   Total .................................               20,130,750


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Public Utilities - Electric - 1.54%
 Central and South West Corporation  .....   200,000 $    5,575,000
 Detroit Edison Company (The)*  ..........   200,000      6,900,000
 Texas  Utilities Electric Company  ......   150,000      6,168,750
   Total .................................               18,643,750

Railroads - 3.04%
 Conrail Inc.  ...........................   250,000     17,500,000
 Illinois Central Corporation  ...........   500,000     19,187,500
   Total .................................               36,687,500

Retailing - 1.72%
 Family Dollar Stores, Inc.  .............   664,500      9,136,875
 Mercantile Stores Company, Inc.  ........   250,000     11,562,500
   Total .................................               20,699,375

Services, Consumer and Business - 0.84%
 Block (H & R), Inc.  ....................   250,000     10,125,000

Telecommunications - 4.98%
 Ascend Communications, Inc.*  ...........   175,000     14,207,725
 MFS Communications Company, Inc.*  ......   350,000     18,725,000
 Nokia Corporation, Series A, ADS  .......   700,000     27,212,500
   Total .................................               60,145,225

Textiles and Apparel - 0.19%
 Warnaco Group, Inc. (The), Class A  .....    91,400      2,285,000

TOTAL COMMON STOCKS - 95.73%                         $1,155,208,487
 (Cost: $1,054,333,005)

                                           Principal
                                           Amount in
                                           Thousands

SHORT-TERM SECURITIES
Commercial Paper
 Banks and Savings and Loans - 0.10%
 U.S. Bancorp,
   Master Note ...........................   $ 1,233      1,233,000

 Consumer Electronics and Appliances - 0.55%
 TDK (USA) Corp.,
   5.74%, 1-17-96 ........................     6,660      6,643,010


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1995

                                           Principal
                                           Amount In
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Financial - 2.47%
 BHP Finance (U.S.A.) Inc.,
   5.62%, 2-21-96 ........................   $ 6,470 $    6,418,488
 Dresdner U.S. Finance Inc.,
   5.61%, 1-19-96 ........................    10,000      9,971,950
 PHH Corp.,
   5.68%, 1-19-96 ........................     5,610      5,594,067
 USAA Capital Corporation,
   5.6%, 2-6-96 ..........................     5,720      5,687,968
 USL Capital Corporation,
   5.72%, 1-10-96 ........................     2,100      2,096,997
   Total .................................               29,769,470

 Food and Related - 0.63%
 ConAgra, Inc.,
   5.95%, 1-19-96 ........................     3,385      3,374,930
 General Mills, Inc.,
   Master Note ...........................     1,382      1,382,000
 Sara Lee Corporation,
   Master Note ...........................     2,905      2,905,000
   Total .................................                7,661,930

 Multi-Industry - 0.05%
 Textron Inc.,
   6.0%, 1-29-96 .........................       625        622,083

 Public Utilities - Electric - 0.31%
 Western Resources Inc.,
   6.0%, 1-19-96 .........................     3,705      3,693,885

 Public Utilities - Gas - 0.17%
 Michigan Consolidated Gas Company,
   5.8%, 1-10-96 .........................     2,000      1,997,100

 Publishing and Advertising - 0.32%
 American Greetings Corporation,
   5.67%, 1-18-96 ........................     3,930      3,919,477

 Retailing - 0.20%
 Rite Aid Corp.,
   5.94%, 1-12-96 ........................     2,405      2,400,635

 Telecommunications - 0.19%
 Southwestern Bell Telephone Company,
   5.8%, 1-8-96 ..........................     2,280      2,277,429


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED ACCUMULATIVE FUND
DECEMBER 31, 1995

                                           Principal
                                           Amount In
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Commercial Paper (Continued)
 Tobacco - 0.11%
 Philip Morris Companies Inc.,
   5.6%, 1-19-96 .........................   $ 1,375 $    1,371,150

Total Commercial Paper - 5.10%                           61,589,169

Municipal Obligation - 0.17%
 California
 Oakland-Alameda County Coliseum Lease
   Revenue Bonds (Oakland Coliseum Project),
   1995 Series B-1 (Canadian Imperial Bank
   of Commerce),
   5.88%, 1-12-96                              2,000      2,000,000

TOTAL SHORT-TERM SECURITIES - 5.27%                  $   63,589,169
 (Cost: $63,589,169)

TOTAL INVESTMENT SECURITIES - 101.00%                $1,218,797,656
 (Cost: $1,117,922,174)

CASH AND OTHER ASSETS, NET OF LIABILITIES - (1.00%)     (12,014,892)

NET ASSETS - 100.00%                                 $1,206,782,764


               See Notes to Schedules of Investments on page 39.

UNITED SCIENCE AND TECHNOLOGY FUND
MANAGER'S LETTER
DECEMBER 31, 1995
---------------------------------------------------------------------------


Dear Shareholder:

     This report relates to the operation of the United Science and Technology Fund for the fiscal year ended December 31, 1995. The following discussion, graphs and tables provide you with information regarding the Fund's performance during that period.

     During the past fiscal year, economic conditions were favorable for strong performances by both the stock and bond markets. Important positives were moderate growth in the Gross Domestic Product (GDP), low inflation, higher than expected corporate earnings, low interest rates and stable employment. On the political front, the newly empowered Republican party's pledge to make long-term reductions in the federal budget deficit, to lower taxes and to reduce governmental regulation were also helpful to markets.

     The Fund's strategy during 1995 was to identify industries, and companies within these industries, that we expected to benefit from moderate economic growth, low inflation and low interest rates. We selected companies which in our opinion possessed the greatest potential to outperform the major market indices.

     The strategies and techniques we applied resulted in the performance of the Fund greatly exceeding that of the indexes charted on the following page. Those indexes reflect the performance of securities that generally represent the non-financial institution portion of the stock market (the S&P 400 Index) and the universe of funds with similar investment objectives (the Lipper Science & Technology Fund Universe Average). The Fund's performance was impacted positively during the past fiscal year by the selection of stocks in certain computer-networking, software (including hospital software) and data communications companies, the timely sale of certain holdings of companies in the semiconductor industry during the fourth quarter and investments in growth companies with strong price to earnings multiples.

     We anticipate that the current economic conditions of slow GDP growth, low inflation and low interest rates will continue into 1996. In light of the anticipated economic climate, the Fund plans to increase its emphasis on sectors less sensitive to the economy such as the health care industry. In addition, we may take measures to increase the flexibility of the Fund with respect to the timing of purchases and sales such as increasing cash reserves and reducing large holdings to protect stock gains achieved by the Fund in 1995.

     Thank you very much for your continued support and confidence.

Respectfully,
Abel Garcia
Manager, United Science and Technology Fund

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
               UNITED SCIENCE AND TECHNOLOGY FUND CLASS A SHARES,
                               THE S&P 400 INDEX,
           AND THE LIPPER SCIENCE & TECHNOLOGY FUND UNIVERSE AVERAGE

Average Annual Total Return*
1 year    5 years   10 years
46.43%     21.67%    16.86%

                                                           Lipper
                                                        Science &
                             United                    Technology
                        Science and            S&P           Fund
                         Technology            400       Universe
                               Fund          Index        Average
                          ---------      ---------     ----------
     12/31/85  Purchase       9,425         10,000         10,000
     12/31/86                11,139         11,868         10,778
     12/31/87                12,524         12,908         11,043
     12/31/88                13,657         14,970         12,035
     12/31/89                17,399         19,373         14,703
     12/31/90                16,788         19,202         14,271
     12/31/91                26,736         25,110         20,758
     12/31/92                25,659         26,544         23,671
     12/31/93                27,843         28,943         29,407
     12/31/94                30,567         30,049         33,143
     12/31/95                47,491         40,447         45,694

----- Lipper Science & Technology Fund Universe Average -- $45,694 +++++ S&P 400 Index -- $40,447
===== United Science and Technology Fund** -- $47,491

  Past performance is not predictive of future performance. Indexes are unmanaged.
 *Performance data quoted represents past performance and is based on deduction of a 5.75% sales load on the initial purchase in each of the three periods. Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
**The value of the investment in the Fund is impacted by the sales load at the time of the investment and by the ongoing expenses of the Fund.

SHAREHOLDER SUMMARY
------------------------------------------------------------------------
UNITED SCIENCE AND TECHNOLOGY FUND

PORTFOLIO STRATEGY:
Technology-related         OBJECTIVE:   Long-term capital growth.
  stocks

Generally at least 80%      STRATEGY:   Invests in common
  in science or technology              stocks of companies whose
  securities; may have more             products, processes or services
  than 20% in debt securities.          are expected to benefit from  scientific
                                        or technological discoveries or
                                        developments.    (May purchase
                                        securities subject to repurchase
                                        agreements.  May invest in certain
                                        options and futures.)

Cash Reserves                           The use of cash reserves (often invested
                                        in money market securities) for
                                        defensive purposes is a strategy that
                                        may be utilized by the Science and
                                        Technology Fund from time to time.

                                        Moving into cash reserve positions at
                                        times thought to be near a major stock
                                        market peak allows the Fund the
                                        opportunity to capture profits and
                                        attempts to cushion the impact of market declines. The added flexibility provided by our CASH RESERVES STRATEGY has from time to time been an important element in our past success and, when deemed appropriate, may be used in the management of the portfolio in the future.

                             FOUNDED:   1950

        SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY
                                        (JUNE AND DECEMBER)

PERFORMANCE SUMMARY -- Class A Shares

        PER SHARE DATA
For the Fiscal Year Ended December 31, 1995
-------------------------------------------

CAPITAL GAINS DISTRIBUTION       $ 0.71
                                 ======

NET ASSET VALUE ON
    12/31/95  $22.89 adjusted to:$23.60 (A)
    12/31/94                      15.21
                                 ------
CHANGE PER SHARE                 $ 8.39
                                 ======

(A)This number includes the capital gains distribution of $0.71 paid in December 1995 added to the actual net asset value on December 31, 1995.

Past performance is not necessarily an indication of future results.

TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
 1-year period ended 12-31-95              46.43%         55.37%
 5-year period ended 12-31-95              21.67%         23.12%
10-year period ended 12-31-95              16.86%         17.55%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1995, United Science and Technology Fund had net assets totaling $820,782,583 invested in a diversified portfolio of:

   93.20% Common Stocks
    6.80% Cash and Cash Equivalents


As a shareholder of United Science and Technology Fund, for every $100 you had invested on December 31, 1995, your Fund owned:

Technological Stocks            $80.31
Consumer Stocks                   7.33
Cash and Cash Equivalents         6.80
Basic Industries Stocks           5.56

Not all holdings will be represented in the portfolio at all times.

---------------------------------------------------------------------------
These STOCK CATEGORIES are provided as a reference only. Not all categories or subcategories will be represented in a portfolio at all times. Refer to the following pages for a more detailed portfolio listing.

BASIC INDUSTRIES
  Airlines
  Automotive
  Building
  Chemicals Major
  Electrical Equipment
  Engineering and Construction
  Machinery
  Manufacturers
  Metals and Mining
  Multi-Industry
  Paper
  Precious Metals
  Railroad Equipment
  Railroads
  Shipping
  Steel
  Tire and Rubber
  Trucking

CONSUMER
  Beverages
  Consumer Electronics and Appliances
  Food and Related
  Hospital Management
  Household Products
  Leisure Time
  Packaging and Containers
  Publishing and Advertising
  Retailing
  Services, Consumer and Business
  Textiles and Apparel
  Tobacco

ENERGY AND ENERGY-RELATED
  Canadian Oil
  Coal
  Domestic Oil
  International Oil
  Oil Services
  Propane

FINANCIAL
  Banks and Savings and Loans
  Financial
  Insurance

PUBLIC UTILITIES
  Electric
  Gas
  Pipelines

TECHNOLOGICAL
  Aerospace
  Biotechnology and Medical Services
  Chemicals Specialty and Miscellaneous Technology
  Computers and Office Equipment
  Drugs and Hospital Supply
  Electronics
  Telecommunications

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS
Automotive - 0.75%
 AB Volvo (C)  ...........................   300,000 $  6,143,191

Biotechnology and Medical Services - 0.76%
 Pyxis Corporation*  .....................   200,000    2,937,400
 Ventritex, Inc.*  .......................   190,000    3,336,780
   Total .................................              6,274,180

Computers and Office Equipment - 42.98%
 Adobe Systems Incorporated  .............   200,000   12,425,000
 America Online, Inc.*  ..................   540,000   20,148,480
 Arbor Software Corporation*  ............     9,000      423,000
 AVANT! Corporation*  ....................   132,300    2,497,163
 Broderbund Software, Inc.*  .............   233,000   14,183,875
 Cerner Corporation*  ....................   550,000   11,275,000
 Computer Associates International,
   Inc. ..................................   225,000   12,796,875
 DST Systems, Inc.*  .....................   127,500    3,633,750
 Elcom International, Inc.*  .............   200,000    3,025,000
 First Data Corporation  .................   150,000   10,031,250
 General Motors Corporation, Class E  ....   325,000   16,900,000
 HBO & Company  ..........................   401,000   30,676,500
 HCIA Inc.*  .............................   200,000    9,325,000
 HPR Inc.*  ..............................   100,800    3,024,000
 Inference Corporation, Class A* .........   210,000    3,937,500
 Informix Corporation*  .................. 1,000,000   30,062,000
 Intuit Inc.*  ...........................   280,000   21,875,000
 Learmonth & Burch ADR*  .................   500,000    4,437,500
 Macromedia, Inc.*  ......................   470,000   24,469,140
 Microsoft Corporation*  .................   123,000   10,800,876
 Minnesota Educational Computing
   Corporation* ..........................   250,000    6,281,250
 NETCOM On-Line Communication Services,
   Inc.* .................................   200,000    7,150,000
 Objective Systems Integrators, Inc.* ....    69,600    3,801,900
 Oracle Systems Corporation*  ............   300,000   12,712,500
 Parametric Technology Corporation*  .....   400,000   26,550,000
 Pixar*  .................................    52,500    1,512,630
 Pure Software Inc.*  ....................   161,700    5,174,400
 SQA, Inc.*  .............................     6,000      113,250
 Scopus Technology, Inc.*  ...............     6,700      167,500
 Shiva Corporation*  .....................   221,100   16,140,300
 Summit Medical Systems, Inc.*  ..........   200,000    4,250,000
 Sync Research, Inc.*  ...................   100,000    4,562,500
 Synopsys, Inc.*  ........................   350,000   13,343,750
 UUNET Technologies, Inc.*  ..............    80,000    5,060,000
   Total .................................            352,766,889


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Drugs and Hospital Supply - 4.16%
 ALZA Corporation*  ......................   200,000 $  4,950,000
 Abbott Laboratories  ....................   150,000    6,262,500
 OmniCare, Inc.  .........................   300,000   13,425,000
 Roche Holdings AG (C)  ..................     1,200    9,483,535
   Total .................................             34,121,035

Electrical Equipment - 1.05%
 General Electric Company  ...............   120,000    8,640,000

Electronics - 17.25%
 Applied Materials, Inc.*  ...............   320,000   12,579,840
 Atmel Corporation*  .....................   460,000   10,235,000
 Cascade Communications Corp.*  ..........   310,200   26,405,775
 cisco Systems, Inc.*  ...................   375,600   28,052,437
 Digital Link Corporation*  ..............   300,000    4,293,600
 KEMET Corporation*  .....................   125,000    3,000,000
 LSI Logic Corporation*  .................   290,000    9,497,500
 Lam Research*  ..........................   200,000    9,125,000
 Silicon Valley Group, Inc.*  ............   200,000    5,062,400
 Summa Four, Inc.*  ......................   250,000    3,375,000
 3Com Corporation*  ......................   290,000   13,539,230
 VLSI Technology, Inc.*  .................    70,000    1,264,340
 Xilinx, Inc.*  ..........................   500,000   15,187,500
   Total .................................            141,617,622

Hospital Management - 2.12%
 PhyCor, Inc.*  ..........................   150,000    7,593,750
 United HealthCare Corporation  ..........   150,000    9,825,000
   Total .................................             17,418,750

Machinery - 3.76%
 Cognex Corporation*  ....................   320,000   11,200,000
 Deere & Company  ........................   390,000   13,747,500
 Parker Hannifin Corporation  ............   172,050    5,892,712
   Total .................................             30,840,212

Services, Consumer and Business - 4.27%
 Alternative Resources Corporation*  .....   350,000   10,500,000
 Block (H & R), Inc.  ....................   100,000    4,050,000
 CUC International Inc.*  ................   600,000   20,475,000
   Total .................................             35,025,000


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Telecommunications - 15.16%
 Ascend Communications, Inc.*  ...........   850,000 $ 69,008,950
 DSC Communications Corporation*  ........   200,000    7,400,000
 MFS Communications Company, Inc.*  ......   280,000   14,980,000
 Motorola, Inc.  .........................   180,000   10,260,000
 Nokia Corporation, Series A, ADS  .......   300,000   11,662,500
 Tellabs*  ...............................   300,000   11,137,500
   Total .................................            124,448,950

Textiles and Apparel - 0.94%
 Department 56, Inc.*  ...................   200,000    7,675,000

TOTAL COMMON STOCKS - 93.20%                         $764,970,829
 (Cost: $346,811,367)

                                           Principal
                                           Amount in
                                           Thousands
SHORT-TERM SECURITIES
Banks and Savings and Loans - 0.75%
 U.S. Bancorp,
   Master Note ...........................   $   180      180,000
 Wachovia Corporation,
   5.77%, 1-16-96 ........................     5,995    5,980,587
   Total .................................              6,160,587

Financial - 2.46%
 Bell Atlantic Financial Services Inc.,
   5.76%, 1-9-96 .........................     1,210    1,208,451
 Kerr-McGee Credit Corp.,
   5.7%, 2-6-96 ..........................    11,700   11,633,310
 Transamerica Financial Group,
   5.72%, 1-11-96 ........................     7,350    7,338,322
   Total .................................             20,180,083

Food and Related - 1.65%
 ConAgra, Inc.,
   5.98%, 1-12-96 ........................    11,725   11,703,576
 General Mills, Inc.,
   Master Note ...........................       232      232,000
 Sara Lee Corporation,
   Master Note ...........................     1,620    1,620,000
   Total .................................             13,555,576


               See Notes to Schedules of Investments on page 39.

THE INVESTMENTS OF UNITED SCIENCE AND TECHNOLOGY FUND
DECEMBER 31, 1995

                                           Principal
                                           Amount in
                                           Thousands        Value

SHORT-TERM SECURITIES (Continued)
Public Utilities - Electric - 1.78%
 Pacificorp:
   5.74%, 1-12-96 ........................   $ 6,200 $  6,189,126
   5.55%, 2-22-96 ........................     2,750    2,727,954
 Western Resources Inc.:
   5.85%, 1-4-96 .........................     3,655    3,653,218
   5.99%, 1-19-96 ........................     2,000    1,994,010
   Total .................................             14,564,308

Public Utilities - Gas - 0.20%
 Questar Corporation,
   6.0%, 1-8-96 ..........................     1,625    1,623,104

Tobacco - 0.90%
 Philip Morris Companies Inc.,
   5.6%, 1-19-96 .........................     7,435    7,414,182

TOTAL SHORT-TERM SECURITIES - 7.74%                  $ 63,497,840
 (Cost: $63,497,840)

TOTAL INVESTMENT SECURITIES - 100.94%                $828,468,669
 (Cost: $410,309,207)

CASH AND OTHER ASSETS, NET OF LIABILITIES - (0.94)%    (7,686,086)

NET ASSETS - 100.00%                                 $820,782,583


               See Notes to Schedules of Investments on page 39.

Notes to Schedules of Investments

*No income dividends were paid during the preceding 12 months.

(A) Coupon resets semiannually based on 14.13% - 1.5 x (5-year Deutschemark swap rate). Coupon guaranteed at 3%.

(B) Principal amounts are denominated in the indicated foreign currency where applicable ($A - Australian Dollar).

(C)  Listed on an exchange outside the United States.

(D) Affiliate as defined by the Investment Company Act of 1940 by reason of ownership by the Fund of 5% or more of its outstanding voting securities.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED FUNDS, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995
                                                                                                United
                                         United             United             United      Science and
                                           Bond             Income       Accumulative       Technology
                                           Fund               Fund               Fund             Fund
                                   ------------     --------------     --------------     ------------
Assets
Investment securities --
  at value (Notes 1 and 3) ...     $561,340,796     $4,084,015,451     $1,218,797,656     $828,468,669
Cash .........................            4,052             81,632                948            4,705
Receivables:
  Investment securities
    sold .....................              ---         15,649,573          6,802,539              ---
  Dividends and interest .....        7,871,493          8,062,252          1,956,981          242,265
  Fund shares sold ...........          597,187          5,233,842            446,658        3,391,027
Prepaid insurance
  premium ....................           15,421             49,926             32,936           10,569
                                   ------------     --------------     --------------     ------------
    Total assets .............      569,828,949      4,113,092,676      1,228,037,718      832,117,235
                                   ------------     --------------     --------------     ------------
Liabilities
  Payable for investment
    securities purchased ....               ---         10,597,000         11,085,975              ---
  Payable for Fund
    shares redeemed .........         3,012,320         16,759,128          9,527,501       10,827,953
  Accrued service fee .......           194,310          1,402,549            403,896          286,518
  Accrued transfer agency
    and dividend disbursing .            73,440            441,466             98,435          109,191
  Accrued accounting
    services fee ............             5,833              8,333              8,333            7,083
  Other .....................            66,001            463,733            130,814          103,907
                                   ------------     --------------     --------------     ------------
    Total liabilities .......         3,351,904         29,672,209         21,254,954       11,334,652
                                   ------------     --------------     --------------     ------------
      Total net assets ......      $566,477,045     $4,083,420,467     $1,206,782,764     $820,782,583
                                   ============     ==============     ==============     ============
Net Assets
  $1.00 par value capital stock
    Capital stock ...........      $ 89,314,140     $  140,988,723     $  155,158,736     $ 35,861,356
    Additional paid-in
      capital ...............       474,620,683      2,336,040,977        924,117,418      360,220,346
  Accumulated undistributed
    income (loss):
    Accumulated undistributed net
      investment income .....           575,962          2,184,484          1,322,673              ---
    Accumulated undistributed net
      realized gain (loss) on
      investment
      transactions ..........       (27,445,756)        26,267,003         25,308,421        6,541,328
    Net unrealized appreciation
      of investments
      at end of period ......        29,412,016      1,577,939,280        100,875,516      418,159,553
                                   ------------     --------------     --------------     ------------
      Net assets applicable to
        outstanding units
        of capital ..........      $566,477,045     $4,083,420,467     $1,206,782,764     $820,782,583
                                   ============     ==============     ==============     ============
Net asset value per share
  (net assets divided by
  shares outstanding)
  Class A ...................             $6.34             $28.96              $7.78           $22.89
  Class Y ...................             $6.34             $28.96              $7.78           $22.89

Capital shares outstanding
  Class A ...................        88,836,167        137,269,909        155,074,578       35,861,356
  Class Y ...................           477,973          3,718,814             84,158              ---

Capital shares authorized ...       400,000,000        600,000,000        600,000,000      200,000,000

                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF OPERATIONS
For the Fiscal Year Ended DECEMBER 31, 1995
                                                                                                United
                                         United             United             United      Science and
                                           Bond             Income       Accumulative       Technology
                                           Fund               Fund               Fund             Fund
                                    -----------       ------------       ------------     ------------
Investment Income (Loss)
  Income:
    Dividends ...............       $      ----       $ 60,846,446       $ 16,326,285     $  1,955,821
    Interest ................        39,676,688         18,236,047          7,850,613        3,711,014
                                    -----------       ------------       ------------     ------------
      Total income ..........        39,676,688         79,082,493         24,176,898        5,666,835
                                    -----------       ------------       ------------     ------------
  Expenses (Note 2):
    Investment management fee         2,407,401         20,740,095          6,103,149        4,025,985
    Transfer agency and
      dividend disbursing
      -- Class A ............           746,244          4,104,581            979,985          931,218
    Service fee -- Class A ..           668,365          4,616,319          1,268,218          865,511
    Custodian fees ..........            27,105            344,514             57,333           38,584
    Accounting services fee .            65,000            100,000             96,250           71,667
    Audit fees ..............            17,184             96,327             30,010           16,945
    Shareholder servicing
      fee -- Class Y ........             2,493             88,933                471              ---
    Legal fees ..............             6,944             51,547             26,458            8,553
    Other ...................           104,531            605,080            163,676          139,371
                                    -----------       ------------       ------------     ------------
      Total expenses ........         4,045,267         30,747,396          8,725,550        6,097,834
                                    -----------       ------------       ------------     ------------
        Net investment
          income (loss) .....        35,631,421         48,335,097         15,451,348         (430,999)
                                    -----------       ------------       ------------     ------------
Realized and Unrealized
  Gain (Loss) on
  Investments
  Realized net gain
    on securities ...........         4,083,731        137,622,658        161,862,782       26,780,476
  Realized net gain (loss) on
    foreign currency transactions        27,596            (60,510)             1,331              474
                                    -----------       ------------       ------------     ------------
    Realized net gain
      on investments ........         4,111,327        137,562,148        161,864,113       26,780,950
  Unrealized appreciation
    in value of
    investments during
    the period ..............        61,755,254        742,707,419        140,365,483      255,993,038
                                    -----------       ------------       ------------     ------------
    Net gain on
      investments ...........        65,866,581        880,269,567        302,229,596      282,773,988
                                    -----------       ------------       ------------     ------------
      Net increase
        in net assets
        resulting
        from operations .....      $101,498,002       $928,604,664       $317,680,944     $282,342,989
                                   ============       ============       ============     ============

                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended December 31, 1995
                                                                                                United
                                         United             United             United      Science and
                                           Bond             Income       Accumulative       Technology
                                           Fund               Fund               Fund             Fund
                                   ------------     --------------     --------------     ------------
Increase in Net Assets
  Operations:
    Net investment
      income ................      $ 35,631,421     $   48,335,097     $   15,451,348     $   (430,999)
    Realized net gain
      on investments ........         4,111,327        137,562,148        161,864,113       26,780,950
    Unrealized
      appreciation ..........        61,755,254        742,707,419        140,365,483      255,993,038
                                   ------------     --------------     --------------     ------------
      Net increase
        in net assets resulting
        from operations .....       101,498,002        928,604,664        317,680,944      282,342,989
                                   ------------     --------------     --------------     ------------
Dividends to shareholders
  from:*
  Net investment income
    Class A .................       (35,740,983)       (46,382,026)       (14,998,659)             ---
    Class Y .................           (90,066)          (676,269)            (4,366)             ---
  Realized net gain on
    investment transactions
    Class A .................               ---       (121,451,126)      (127,689,006)     (24,276,021)
    Class Y .................               ---         (3,204,607)           (68,073)             ---
                                   ------------     --------------     --------------     ------------
                                    (35,831,049)      (171,718,028)      (142,760,104)     (24,276,021)
                                   ------------     --------------     --------------     ------------
Capital share
  transactions (Note 5) .....       (17,026,228)       181,629,624         64,841,625       66,213,033
                                   ------------     --------------     --------------     ------------
  Total increase ............        48,640,725        938,516,260        239,762,465      324,280,001
Net Assets
  Beginning of period .......       517,836,320      3,144,904,207        967,020,299      496,502,582
                                   ------------     --------------     --------------     ------------
  End of period .............      $566,477,045     $4,083,420,467     $1,206,782,764     $820,782,583
                                   ============     ==============     ==============     ============
    Undistributed net
      investment income .....          $575,962         $2,184,484         $1,322,673             $---
                                       ========         ==========         ==========             ====

                  *See "Financial Highlights" on pages 44-50.

                       See notes to financial statements.

UNITED FUNDS, INC.
STATEMENT OF CHANGES IN NET ASSETS
For the Fiscal Year Ended December 31, 1994
                                                                                                United
                                         United             United             United      Science and
                                           Bond             Income       Accumulative       Technology
                                           Fund               Fund               Fund             Fund
                                   ------------     --------------     --------------     ------------
Increase (Decrease) in Net Assets
  Operations:
    Net investment
      income (loss) .........      $ 37,702,378      $  45,838,059     $  17,588,579          $(18,696)
    Realized net gain (loss)
      on investments ........       (31,512,111)        89,293,945        60,126,808        37,605,690
    Unrealized appreciation
      (depreciation) ........       (41,557,487)      (195,072,068)      (77,231,909)        6,830,120
                                   ------------     --------------     --------------     ------------
      Net increase (decrease)
        in net assets resulting
        from operations .....       (35,367,220)       (59,940,064)           483,478       44,417,114
                                   ------------     --------------     --------------     ------------
Dividends to shareholders:*
  From net investment
    income ..................       (37,265,097)       (45,590,722)       (17,169,923)             ---
  From realized net gain on
    investment transactions          (1,836,092)       (82,751,883)       (65,811,797)     (31,199,630)
                                   ------------     --------------     --------------     ------------
                                    (39,101,189)      (128,342,605)       (82,981,720)     (31,199,630)
                                   ------------     --------------     --------------     ------------
Capital share
  transactions** ............       (49,363,402)       273,113,600         15,744,243       36,674,458
                                   ------------     --------------     --------------     ------------
  Total increase
    (decrease) ..............      (123,831,811)        84,830,931        (66,753,999)      49,891,942
Net Assets
  Beginning of period .......       641,668,131      3,060,073,276      1,033,774,298      446,610,640
                                   ------------     --------------     --------------     ------------
  End of period .............      $517,836,320     $3,144,904,207     $  967,020,299     $496,502,582
                                   ============     ==============     ==============     ============
  Undistributed net
    investment income .......          $747,994           $968,192           $873,019             $---
                                       ========           ========           ========             ====

                  *See "Financial Highlights" on pages 44-50.

**Shares issued from sale
    of shares ...............         6,077,476         17,223,202          4,792,033        4,101,127
  Shares issued from
    reinvestment of
    dividends and/or capital
    gains distribution ......         5,555,134          4,993,419         11,799,943        2,041,497
  Shares redeemed ...........       (19,918,276)       (10,996,133)       (13,397,312)      (3,619,095)
                                     ----------         ----------         ----------        ---------
  Increase (decrease) in
    outstanding capital
    shares ..................        (8,285,666)        11,220,488          3,194,664        2,523,529
                                      =========         ==========          =========        =========
  Value issued from sale
    of shares ...............       $36,518,090       $427,435,360        $34,385,640      $61,082,518
  Value issued from
    reinvestment of
    dividends and/or capital
    gains distribution ......        32,793,687        118,100,262         77,407,382       29,601,725
    Value redeemed ..........      (118,675,179)      (272,422,022)       (96,048,779)     (54,009,785)
                                    -----------        -----------         ----------       ----------
  Increase (decrease) in
    outstanding capital .....      $(49,363,402)      $273,113,600        $15,744,243      $36,674,458
                                   ============       ============        ===========      ===========

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                             For the fiscal year ended December 31,
                             --------------------------------------
                               1995   1994    1993   1992    1991
                              -----  -----   -----  -----   -----
Net asset value,
 beginning of period          $5.62   $6.39  $6.31   $6.32    $5.80
                              -----   -----  -----   -----    -----
Income from investment
 operations:
 Net investment income         0.40    0.39   0.41    0.45     0.47
 Net realized and
   unrealized gain
   (loss) on
   investments .....           0.72   (0.75)  0.41    0.00     0.56
                              -----   -----  -----   -----    -----
Total from investment
 operations  .......           1.12   (0.36)  0.82    0.45     1.03
                              -----   -----  -----   -----    -----
Less distributions:
  Dividends from net
    investment income         (0.40)  (0.39) (0.41)  (0.46)   (0.47)
  Distribution from
    capital gains ..          (0.00)  (0.02) (0.33)  (0.00)   (0.04)
                              -----   -----  -----   -----    -----
Total distributions           (0.40)  (0.41) (0.74)  (0.46)   (0.51)
                              -----   -----  -----   -----    -----
Net asset value,
  end of period ....          $6.34   $5.62  $6.39   $6.31    $6.32
                              =====   =====  =====   =====    =====
Total return* ......          20.50%  -5.76% 13.19%  7.50%    18.78%
Net assets, end of
  period (000
  omitted) .........       $563,445$517,836$641,668$589,946$524,404
Ratio of expenses to
  average net assets           0.74%   0.72%   0.65%   0.64%   0.65%
Ratio of net investment
  income to average
  net assets .......           6.54%   6.60%   6.14%   7.29%   7.96%
Portfolio turnover
 rate  .............          66.38% 127.11% 175.39% 115.17% 318.76%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED BOND FUND
Class Y Shares

For a Share of Capital Stock Outstanding Throughout the Period:

                                                          For the
                                                      period from
                                                    June 19, 1995
                                             to December 31, 1995
                                             --------------------
Net asset value,
 beginning of period                                       $6.11
                                                            ----
Income from investment
 operations:
 Net investment income                                      0.21
 Net realized and
   unrealized gain
   on investments ..                                        0.22
                                                            ----
Total from investment
 operations  .......                                        0.43
                                                            ----
Less distributions:
 Dividends from net
   investment income                                       (0.20)
 Distribution from
   capital gains ...                                       (0.00)
                                                            ----
Total distributions                                        (0.20)
                                                            ----
Net asset value,
 end of period  ....                                       $6.34
                                                           =====
Total return .......                                        7.20%
Net assets, end of
 period (000
 omitted)  .........                                      $3,032
Ratio of expenses to
 average net assets                                         0.63%*
Ratio of net investment
 income to average
 net assets  .......                                        6.41%*
Portfolio turnover
 rate  .............                                       66.38%

*Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                             For the fiscal year ended December 31,
                             --------------------------------------
                               1995    1994    1993    1992    1991
                              -----   -----   -----   -----   -----
Net asset value,
  beginning of period        $23.34  $24.77  $22.05  $20.44  $16.46
                             ------  ------  ------  ------  ------
Income from investment
  operations:
  Net investment income        0.36     .36     .40     .46     .51
  Net realized and
    unrealized gain
    (loss) on
    investments .....          6.53   (0.80)   3.11    1.96    4.29
                             ------  ------  ------  ------  ------
Total from investment
  operations  .......          6.89   (0.44)   3.51    2.42    4.80
                             ------  ------  ------  ------  ------
Less distributions:
  Dividends from net
    investment income         (0.35)  (0.36)  (0.40)  (0.46)  (0.53)
  Distribution from
    capital gains ...         (0.92)  (0.63)  (0.39)  (0.35)  (0.29)
                             ------  ------  ------  ------  ------
Total distributions           (1.27)  (0.99)  (0.79)  (0.81)  (0.82)
                             ------  ------  ------  ------  ------
Net asset value,
  end of period  ....        $28.96  $23.34  $24.77  $22.05  $20.44
                             ======  ======  ======  ======  ======
Total return* ......          29.60%  -1.82%  16.05%  11.96%  29.64%
Net assets, end of
  period (000
  omitted) .........     $3,975,717$3,144,904$3,060,073$2,537,161   $2,150,986
Ratio of expenses to
  average net assets           0.83%  0.74%   0.66%    0.65%   0.66%
Ratio of net investment
  income to average
  net assets .......           1.31%  1.45%   1.70%    2.19%   2.71%
Portfolio turnover
  rate .............          17.59% 18.54%  21.70%   19.25%  24.68%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED INCOME FUND
Class Y Shares

For a Share of Capital Stock Outstanding Throughout the Period:

                                                          For the
                                                      period from
                                                    June 19, 1995
                                             to December 31, 1995
                                             --------------------
Net asset value,
 beginning of period                                      $27.73
                                                           -----
Income from investment
 operations:
 Net investment income                                      0.21
 Net realized and
   unrealized gain
   on investments ..                                        2.14
                                                           -----
Total from investment
 operations  .......                                        2.35
                                                           -----
Less distributions:
 Dividends from net
   investment income                                       (0.20)
 Distribution from
   capital gains ...                                       (0.92)
                                                           -----
Total distributions                                        (1.12)
                                                           -----
Net asset value,
 end of period  ....                                      $28.96
                                                          ======
Total return .......                                        8.45%
Net assets, end of
 period (000
 omitted)  .........                                    $107,703
Ratio of expenses to
 average net assets                                         0.74%*
Ratio of net investment
 income to average
 net assets  .......                                        1.36%*
Portfolio turnover
 rate  .............                                       17.59%

*Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                             For the fiscal year ended December 31,
                             --------------------------------------
                               1995    1994    1993    1992    1991
                              -----   -----   -----   -----   -----
Net asset value,
  beginning of period         $6.58   $7.19   $7.50   $7.15   $6.03
                              -----   -----   -----   -----   -----
Income from investment
  operations:
  Net investment income         .11     .13     .11     .16     .19
  Net realized and
    unrealized gain
    (loss) on
    investments .....          2.12   (0.13)    .55     .85    1.22
                              -----   -----   -----   -----   -----
Total from investment
  operations ........          2.23    0.00     .66    1.01    1.41
                              -----   -----   -----   -----   -----
Less distributions:
  Dividends from net
    investment income         (0.11)  (0.13)  (0.11)  (0.16)  (0.20)
  Distribution from
    capital gains ...         (0.92)  (0.48)  (0.84)  (0.50)  (0.09)
  Distribution in
    excess of capital
    gains ...........         (0.00)  (0.00)  (0.02)  (0.00)  (0.00)
                              -----   -----   -----   -----   -----
Total distributions           (1.03)  (0.61)  (0.97)  (0.66)  (0.29)
                              -----   -----   -----   -----   -----
Net asset value,
  end of period ....          $7.78   $6.58   $7.19   $7.50   $7.15
                              =====   =====   =====   =====   =====
Total return* ......          34.21%   0.04%   9.06%  14.20%  23.68%
Net assets, end of
 period (000
 omitted)  .........     $1,206,128$967,020$1,033,774$992,924$904,635
Ratio of expenses to
 average net assets            0.80%   0.71%   0.65%   0.62%   0.63%
Ratio of net investment
 income to average
 net assets  .......           1.42%   1.76%   1.34%   2.13%   2.79%
Portfolio turnover
 rate  .............         229.03% 205.40% 230.29% 194.41% 241.11%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED ACCUMULATIVE FUND
Class Y Shares

For a Share of Capital Stock Outstanding Throughout the Period:

                                                          For the
                                                      period from
                                                    July 11, 1995
                                             to December 31, 1995
                                             --------------------
Net asset value,
 beginning of period                                       $7.84
                                                           -----
Income from investment
 operations:
 Net investment income                                      0.05
 Net realized and
   unrealized gain
   on investments ..                                        0.87
                                                           -----
Total from investment
 operations  .......                                        0.92
                                                           -----
Less distributions:
 Dividends from net
   investment income                                       (0.06)
 Distribution from
   capital gains ...                                       (0.92)
                                                           -----
Total distributions                                        (0.98)
                                                           -----
Net asset value,
 end of period  ....                                       $7.78
                                                           =====
Total return .......                                       11.92%
Net assets, end of
 period (000
 omitted)  .........                                        $655
Ratio of expenses to
 average net assets                                         0.76%*
Ratio of net investment
 income to average
 net assets  .......                                        1.24%*
Portfolio turnover
 rate  .............                                      229.03%

*Annualized.

                       See notes to financial statements.

FINANCIAL HIGHLIGHTS OF
UNITED SCIENCE AND TECHNOLOGY FUND
Class A Shares
For a Share of Capital Stock Outstanding Throughout Each Period:

                             For the fiscal year ended December 31,
                             --------------------------------------
                               1995     1994     1993     1992     1991
                              -----    -----    -----    -----    -----
Net asset value,
  beginning of period ..     $15.21   $14.83   $14.64   $15.42   $10.27
                             ------   ------   ------   ------   ------
Income from investment
  operations:
  Net investment
    income (loss) ...         (0.01)     .00      .01      .03      .10
  Net realized and
    unrealized gain
    (loss) on
    investments .....          8.40     1.40     1.21    (0.66)    5.90
                             ------   ------   ------   ------   ------
Total from investment
  operations  .......          8.39     1.40     1.22    (0.63)    6.00
                             ------   ------   ------   ------   ------
Less distributions:
  Dividends from net
    investment income         (0.00)   (0.00)   (0.01)   (0.03)   (0.10)
  Distribution from
    capital gains ...         (0.71)   (1.02)   (0.95)   (0.12)   (0.75)
  Distribution in
    excess of capital
    gains ...........         (0.00)   (0.00)   (0.07)   (0.00)   (0.00)
                             ------   ------   ------   ------   ------
Total distributions           (0.71)   (1.02)   (1.03)   (0.15)   (0.85)
                             ------   ------   ------   ------   ------
Net asset value,
  end of period ....         $22.89   $15.21   $14.83   $14.64   $15.42
                             ======   ======   ======   ======   ======
Total return* ......          55.37%    9.78%    8.51%   -4.03%   59.25%
Net assets, end of
 period (000
 omitted)  .........       $820,783 $496,503 $446,611 $428,806 $405,380
Ratio of expenses to
 average net assets            0.93%    0.96%    0.91%    0.87%    0.85%
Ratio of net investment
 income to average
 net assets  .......          -0.07%    0.00%    0.06%    0.24%    0.75%
Portfolio turnover
 rate  .............          32.89%   64.39%   68.38%   45.79%   59.24%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.

                       See notes to financial statements.

UNITED FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

NOTE 1 -- Significant Accounting Policies

     United Funds, Inc. (the "Corporation") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Corporation issues four classes of capital shares; each class represents ownership of a separate mutual fund. The assets belonging to each Fund are held separately by the Custodian. The capital shares of each Fund represent a pro rata beneficial interest in the principal, net income and realized and unrealized capital gains or losses of its respective investments and other assets. The following is a summary of significant accounting policies consistently followed by the Corporation in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked or closing prices quoted by major
     dealers in such stocks.   Securities for which quotations are not readily
     available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Corporation's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Corporation is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Corporation combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Federal income taxes -- It is the Corporation's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Corporation intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

E. Dividends and distributions -- Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards. At December 31, 1995, United Science and Technology Fund reclassified $449,234 from accumulated undistributed net realized gain
     (loss) on investment transactions; of this amount, $430,539 was reclassified into undistributed net investment income and $18,695 was reclassified into additional paid-in capital. In addition, for each of the Funds, the following amounts were reclassified between accumulated undistributed net investment income and accumulated undistributed net realized gain on investment transactions:

                              Increase (Decrease)  Increase (Decrease
                                 Undistributed       Undistributed
                                 Net Investment       Net Realized
                                     Income               Gain
                               -----------------   ------------------
     United Bond Fund                 $  27,596           $(27,596)
     United Income Fund                (60,510)              60,510
     United Accumulative Fund             1,331             (1,331)
     United Science and
       Technology Fund                      474               (474)

     Net investment income, net realized gains and net assets were not affected by these changes.

F. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management And Payments To Affiliated Persons

     The Corporation pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .03% of net assets for United Bond Fund, .15% of net assets for United Income Fund and United Accumulative Fund, and .20% for United Science and Technology Fund; and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $13.6 billion of combined net assets at December 31, 1995) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Corporation accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Corporation and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Corporation's investment manager.

     The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Corporation and pricing daily the value of shares of the Corporation. For these services, each of the four Funds pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level                Annual Fee
          (all dollars in millions)       Rate for Each Fund
          -------------------------       ------------------
          From $    0  to $   10               $      0
          From $   10  to $   25               $ 10,000
          From $   25  to $   50               $ 20,000
          From $   50  to $  100               $ 30,000
          From $  100  to $  200               $ 40,000
          From $  200  to $  350               $ 50,000
          From $  350  to $  550               $ 60,000
          From $  550  to $  750               $ 70,000
          From $  750  to $1,000               $ 85,000
               $1,000 and Over                 $100,000

     For Class A shares, the Corporation also pays WARSCO a per account charge for transfer agency and dividend disbursement services of $1.0208 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Corporation pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Corporation also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Corporation's shares, W&R received direct and indirect gross sales commissions for Class A shares (which are not an expense of the Corporation) of $18,952,707, out of which W&R paid sales commissions of $10,611,402 and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses.

     Under a Service Plan for Class A shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Corporation may pay monthly a fee to W&R in an amount not to exceed .25% of the Corporation's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Corporation paid Directors' fees of $224,666.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company,
and United Investors Management Company, a holding company, and   a direct
subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

     Investment securities transactions for the period ended December 31, 1995 are summarized as follows:

                                                                     United
                               United       United      United  Science and
                                 Bond       IncomeAccumulative   Technology
                                 Fund         Fund        Fund         Fund
                          ----------- ------------------------ ------------
Purchases of investment
 securities, excluding
 short-term and U.S.
 Government securities   $185,722,108$  657,857,236$2,337,338,500$245,940,282
Purchases of U.S. Government
 securities               161,542,010   37,872,969         ---          ---
Purchases of short-term
 securities               321,281,5181,796,909,5331,941,967,010 804,408,104
Proceeds from maturities
 and sales of investment
 securities, excluding
 short-term and U.S.
 Government securities    202,331,295  584,247,1652,179,813,636 196,749,559
Proceeds from maturities and
 sales of U.S. Government
 securities               158,670,827   37,857,813         ---          ---
Proceeds from maturities and sales
 of short-term securities 323,408,4231,819,691,5512,160,927,856 807,504,916

     For Federal income tax purposes, cost of investments owned at December 31, 1995 and the related appreciation (depreciation) were as follows:

                                                                  Aggregate
                                 Cost AppreciationDepreciation Appreciation
                       -------------- --------------------------------------
United Bond Fund       $  531,928,173$   30,530,707$ 1,118,084$   29,412,623
United Income Fund      2,506,075,2491,624,793,741  46,853,539 1,577,940,202
United Accumulative
 Fund                   1,117,922,174  135,508,422  34,632,940   100,875,482
United Science and
 Technology Fund          410,392,673  441,686,409  23,610,413   418,075,996

NOTE 4 -- Federal Income Tax Matters

     The Corporation's income and expenses attributed to each Fund and the gains and losses on security transactions of each Fund have been attributed to that Fund for Federal income tax purposes as well as for accounting purposes. For Federal income tax purposes, United Income Fund, United Science and Technology Fund and United Accumulative Fund realized capital gain net income of $137,622,658, $23,260,417 and $152,961,921, respectively, during the year ended
December 31, 1995. A portion of the capital gain net income was paid to shareholders during the year ended December 31, 1995. Remaining capital gain net income will be distributed to the Fund's shareholders. For Federal income tax purposes, United Bond Fund realized capital losses of $80,903 during the year ended December 31, 1995. This amount is available to offset future realized capital gain net income through December 31, 2003. Remaining prior year capital loss carryforwards of United Bond Fund aggregated $27,347,477, which are available to offset future capital gain net income through December 31, 2002.

NOTE 5 -- Commencement of Multiclass Operations

     On June 17, 1995, each Fund within the Corporation was authorized to offer investors a choice of two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges with respect to each Fund. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Corporation. United Income Fund and United Bond Fund commenced multiclass operations on June 19, 1995 and United Accumulative Fund commenced multiclass operations on July 11, 1995. United Science and Technology Fund had not commenced multiclass operations as of December 31, 1995.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

     Transactions in capital stock for the fiscal year ended December 31, 1995 are summarized below.

                                                                     United
                             United        United        United Science and
                               Bond        Income  Accumulative  Technology
                               Fund          Fund          Fund        Fund
                        -----------  ------------  ------------------------
Shares issued from sale
   of shares:
 Class A  ............    7,903,177    13,156,068     3,690,645  15,272,219
 Class Y  ............      494,273     3,737,901        76,842         ---
Shares issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class A  ............    4,996,291     5,453,592    17,417,933   1,060,921
 Class Y  ............       14,634       133,843         9,457         ---
Shares redeemed:
 Class A  ............  (16,233,171)  (16,103,667)  (12,973,028)(13,108,833)
 Class Y  ............      (30,934)     (152,930)       (2,141)        ---
                        -----------   -----------    ----------  ----------
Increase (decrease) in
 outstanding capital
 shares:
 Class A  ............   (3,333,703)    2,505,993     8,135,550   3,224,307
 Class Y  ............      477,973     3,718,814        84,158         ---
                        -----------   -----------    ----------  ----------
   Total for Fund ....   (2,855,730)    6,224,807     8,219,708   3,224,307
                          =========    ==========     =========   =========
Value issued from sale
 of shares:
 Class A  ............  $47,524,601  $358,973,863   $28,187,349$315,997,134
 Class Y  ............    3,026,041   104,695,114       600,969         ---

Value issued from
 reinvestment of
 dividends and/or capital
 gains distribution:
 Class A  ............   29,904,406   155,645,364   133,229,799  23,096,462
 Class Y  ............       90,066     3,880,877        72,439         ---
Value redeemed:
 Class A  ............  (97,382,064) (437,078,074)  (97,231,889)(272,880,563)
 Class Y  ............     (189,278)   (4,487,520)      (17,042)        ---
                        -----------  ------------   ----------- -----------
Increase (decrease) in
 outstanding capital:
 Class A  ............ ($19,953,057) $ 77,541,153   $64,185,259 $66,213,033
 Class Y  ............    2,926,829   104,088,471       656,366         ---
                        -----------   -----------    ----------  ----------
    Total for fund  .. ($17,026,228) $181,629,624   $64,841,625 $66,213,033
                        ===========  ============   =========== ===========

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of United Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the four mutual funds (United Bond Fund, United Income Fund, United Accumulative Fund and United Science and Technology Fund) comprising United Funds, Inc. (hereafter referred to as the "Corporation") at December 31, 1995, the results of its operations for the year then ended and changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Corporation's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Kansas City, Missouri
February 8, 1996

INCOME TAX INFORMATION

The amounts of the dividends and long-term capital gains below, multiplied by the number of shares owned by you on the record dates, will give you the total amounts to be reported in your 1995 Federal income tax return.

                        PER-SHARE AMOUNTS REPORTABLE AS:
                  ----------------------------------------------------
                     For Individuals             For Corporations
                  ------------------- ----------------------------------
    Record        Ordinary Long-Term               Non- Long-Term
    Date    Total  IncomeCapital GainQualifyingQualifyingCapital Gain
-----------  ----- ---------------------------------------------------
                                United Bond Fund
                                    Class A
  01-13-95  $0.033  $0.0330  $0.0000  $0.0000   $0.0330   $0.0000
  02-10-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  03-17-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  04-13-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  05-12-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  06-16-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  07-16-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  08-11-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  09-15-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  10-13-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  11-17-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  12-15-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
           -------  -------  -------  -------   -------   -------
            $0.396  $0.3960  $0.0000  $0.0000   $0.3960   $0.0000
           =======  =======  =======  =======   =======   =======
                                United Bond Fund
                                    Class Y
  07-16-95  $0.033  $0.0330  $0.0000  $0.0000   $0.0330   $0.0000
  08-11-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  09-15-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  10-13-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  11-17-95   0.033   0.0330   0.0000   0.0000    0.0330    0.0000
  12-15-95   0.036   0.0360   0.0000   0.0000    0.0360    0.0000
           -------  -------  -------  -------   -------   -------
            $0.201  $0.2010  $0.0000  $0.0000   $0.2010   $0.0000
           =======  =======  =======  =======   =======   =======

                               United Income Fund
                                    Class A
  03-17-95  $0.080  $0.0800  $0.0000  $0.0800   $0.0000   $0.0000
  06-16-95   0.080   0.0800   0.0000   0.0800    0.0000    0.0000
  09-15-95   0.080   0.0800   0.0000   0.0800    0.0000    0.0000
  12-15-95   1.023   0.1080   0.9150   0.1080    0.0000    0.9150
           -------  -------  -------  -------   -------   -------
            $1.263  $0.3480  $0.9150  $0.3480   $0.0000   $0.9150
           =======  =======  =======  =======   =======   =======
                               United Income Fund
                                    Class Y
  09-15-95  $0.081   0.0810   0.0000   0.0810    0.0000    0.0000
  12-15-95   1.031   0.1160   0.9150   0.1160    0.0000    0.9150
           -------  -------  -------  -------   -------   -------
            $1.112  $0.1970  $0.9150  $0.1970   $0.0000   $0.9150
           =======  =======  =======  =======   =======   =======

                        PER-SHARE AMOUNTS REPORTABLE AS:
                  ----------------------------------------------------
                     For Individuals             For Corporations
                  ------------------- ----------------------------------
    Record        Ordinary Long-Term               Non- Long-Term
    Date    Total  IncomeCapital GainQualifyingQualifyingCapital Gain
-----------  ----- ---------------------------------------------------
                            United Accumulative Fund
                                    Class A
  06-16-95  $0.050  $0.0500  $0.0000  $0.0494   $0.0006   $0.0000
  12-15-95   0.977   0.9770   0.0000   0.0570    0.9200    0.0000
           -------  -------  -------  -------   -------   -------
            $1.027  $1.0270  $0.0000  $0.1064   $0.9206   $0.0000
           =======  =======  =======  =======   =======   =======
                            United Accumulative Fund
                                    Class Y
  12-15-95  $0.979  $0.9790  $0.0000  $0.0590   $0.9200   $0.0000
           -------  -------  -------  -------   -------   -------
            $0.979  $0.9790  $0.0000  $0.0590   $0.9200   $0.0000
           =======  =======  =======  =======   =======   =======

                       United Science and Technology Fund
                                    Class A
  12-15-95  $0.705  $0.0886  $0.6164  $0.0000   $0.0886   $0.6164
           =======  =======  =======  =======   =======   =======

CORPORATION DEDUCTIONS -- Under Federal tax law, the amounts reportable as Qualifying Dividends are eligible for the dividends received deduction in the year received as provided by Section 243 of the Internal Revenue Code.

Shareholders are advised to consult with their tax advisor concerning the tax treatment of dividends and distributions from the Fund.

This report is submitted for the general information of the shareholders of United Funds, Inc. It is not authorized for distribution to prospective investors unless accompanied with or preceded by the United Funds, Inc. current prospectus.


To all IRA Planholders:
As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.





DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Jay B. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
James B. Judd, Kansas City, Missouri
William T. Morgan, Los Angeles, California
Doyle Patterson, Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona
Leslie S. Wright, Birmingham, Alabama



OFFICERS
   Keith A. Tucker, President
   James C. Cusser, Vice President
   Abel Garcia, Vice President
   Robert L. Hechler, Vice President
   Henry J. Herrmann, Vice President
   John M. Holliday, Vice President
   Theodore W. Howard, Vice President and Treasurer
   Antonio Intagliata, Vice President
   Sharon K. Pappas, Vice President and Secretary
   Carl E. Sturgeon, Vice President
   Russell E. Thompson, Vice President

THE UNITED GROUP OF MUTUAL FUNDS
-------------------------------------------------------------------

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.


















------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (913) 236-1303



Our INTERNET address is:
  http://www.waddell.com


NUR1000A(12-95)
printed on recycled paper